As filed with the Securities and Exchange Commission on June 12, 2026

File Nos.
333-_____
811-24196

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. __	[ ]

Post-Effective Amendment No. __	[ ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. __	[ ]

BLUEROCK ETF TRUST
(Exact Name of Registrant as Specified in Charter)

919 Third Avenue, Suite 4000 New York, NY 10022
(Address of Principal Executive Offices) (Zip Code)

(212) 843-1601
(Registrant's Telephone Number, Including Area Code)

Jason Emala, Esq. Bluerock Asset Management, LLC 919 Third Avenue, Suite 4000 New York, NY 10022
(Name and Address of Agent for Service of Process)

With Copies to:
New York, NY 10017 Nicole Simon Stradley Ronon Stevens & Young, LLP 100 Park Avenue, Suite 2000	Joel D. Corriero Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:	As soon as practicable following the effective date of this registration statement.
The Registrant hereby amends this Registration Statement on such dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), may determine.

Bluerock ETF Trust  —  Bluerock AI200+ Future Leaders ETF  —  PROSPECTUS

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Bluerock AI200+ Future Leaders ETF

(the “Fund”)
PROSPECTUS
[●], 2026

Ticker: [____]    |  Exchange: [____]

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

The Fund's Statement of Additional Information (“SAI”), dated [●], 2026, is incorporated herein by reference.

Bluerock ETF Trust  —  Bluerock AI200+ Future Leaders ETF  —  PROSPECTUS

BLUEROCK AI200+ FUTURE LEADERS ETF
Ticker: [____]   |   Exchange: [____]
INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares (“Shares”) of the Fund. You may also pay brokerage commissions and other fees to financial intermediaries on purchases and sales of Shares in the secondary market, which are not reflected in the table and example below.
Shareholder Fees (fees paid directly from your investment)
None	—
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees¹	[__]%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses²	0.00%
Total Annual Fund Operating Expenses	[__]%

[¹ The management fee is structured as a “unified fee,” out of which the Fund’s investment adviser, Bluerock ETF Advisor, LLC (the “Adviser”), pays all ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee, distribution (Rule 12b-1) fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, and extraordinary or other non-routine expenses (such as litigation and indemnification expenses).]
² ”Other Expenses” are based on estimated amounts for the current fiscal year.
Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, then sell all Shares at the end of those periods. It also assumes a 5% annual return and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Bluerock ETF Trust  —  Bluerock AI200+ Future Leaders ETF  —  PROSPECTUS

1 Year	3 Years
$[●]	$[●]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, may affect the Fund’s performance. Because the Fund is newly organized, its portfolio turnover rate is not yet available.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of artificial intelligence (“AI”) companies.
Investment Theme: AI Future Leaders. The Adviser defines AI companies as those that the Adviser’s AI Investment System (the “AI System”) believes are positioned to profit and grow as a result of the AI revolution — either because those companies are directly involved in AI infrastructure, models, or applications, or because they are enterprises with the operational scale, data assets, and management capability to capitalize on AI adoption across their industries. The investable universe is not limited to any particular sector, index, or market capitalization tier. Example candidate categories include, but are not limited to, semiconductor and hardware manufacturers, data center operators, cloud computing providers, AI software and platform companies, and large enterprises in sectors such as professional services, healthcare, financial services, and industrials that the AI System identifies as having material potential to benefit from AI-driven productivity or revenue growth.
The AI System. The Fund is actively managed and relies on the Adviser’s proprietary AI System to select and weight portfolio securities, subject to ongoing oversight and review by the Fund’s portfolio manager. The AI System processes large volumes of structured and unstructured data at a scale and speed not readily achievable through traditional investment research methods, and generates a composite conviction score for each security in the investable universe. The AI System’s principal components include:
•
Quantitative Factor Analysis. The AI System evaluates securities across established quantitative investment factors, including quality (earnings stability, return on equity, balance sheet strength), value (earnings yield, price-to-book, free cash flow yield), price and earnings momentum, and low volatility. Factor exposures are dynamically weighted based on prevailing market and macroeconomic conditions.
•
Proprietary Large Language Model-Based Investment Factors. The AI System incorporates multiple proprietary investment factors built on large language model (“LLM”) technology and machine learning infrastructure. These factors may analyze a broad range of data sources — including publicly available and proprietary information the Adviser determines to be relevant — to generate forward-looking signals not readily extractable from numerical data alone. Proprietary LLM-based factors may assess dimensions such as qualitative business quality, growth prospects, competitive positioning, and other characteristics relevant to the Fund’s investment objective, as determined by the Adviser.
•
AI Exposure and Opportunity Assessment. The AI System includes a dedicated analytical component that evaluates each company in the investable universe for the degree to which it may benefit from artificial intelligence — whether currently or prospectively — drawing on information the Adviser determines to be relevant. This assessment is a primary input to both security selection and portfolio weighting.

Bluerock ETF Trust  —  Bluerock AI200+ Future Leaders ETF  —  PROSPECTUS

•
Signal Aggregation and Factor-Tilted Weighting. The AI System aggregates quantitative factor signals and proprietary LLM-based factor signals into a composite conviction score. The Fund’s portfolio is constructed from the highest-conviction securities in the investable universe, typically approximately 200 holdings. Portfolio weights are determined by the composite conviction scores — not by market capitalization or equal weighting — resulting in a portfolio tilted toward the securities in which the AI System has the highest conviction (i.e., the “future leaders”).
Portfolio Manager Oversight. The AI System’s outputs are reviewed by the Fund’s portfolio manager prior to implementation. The portfolio manager may override, adjust, or delay the AI System’s recommendations based on judgment regarding liquidity conditions, corporate events, regulatory constraints, risk management, or other factors. The portfolio generally reflects the AI System’s outputs, but the portfolio manager retains full discretionary authority.
Portfolio Construction and Rebalancing. The Fund typically holds approximately 200 equity securities of AI companies that are selected from the highest-conviction securities in the investable universe. The Fund’s portfolio is rebalanced periodically as the AI System’s conviction scores change materially or as the portfolio manager determines rebalancing is warranted. Position sizing reflects AI System conviction scores, subject to single-issuer concentration limits (generally not more than 5% of net assets in any single security at the time of purchase) and sector guidelines reviewed by the portfolio manager.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore may invest a greater percentage of its assets in a particular issuer.
The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in companies operating in one or more industries within the technology group of industries.
Sell Discipline. The Fund will generally sell or reduce a position when: (i) the AI System’s conviction score for the security falls below a specified threshold; (ii) the security no longer meets the Fund’s investment criteria; (iii) the portfolio manager otherwise determines that a sale is warranted; or (iv) a sale is required to comply with the Fund’s investment restrictions or concentration guidelines.
PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that the Fund’s investment objective will be achieved.
Artificial Intelligence Investing Risk. AI companies may have limited product lines, markets, financial resources, or personnel. AI companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Further, AI companies may be substantially exposed to market risk and risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting AI companies, and related industries or sectors.
Artificial Intelligence Model Risk. AI models, such as the AI System, are generally subject to significant limitations: they may contain design flaws or training biases; they may be overfit to historical data that does not repeat in the future; LLM components may produce inaccurate, fabricated, or misleading outputs (“hallucinations”); and models may fail in market environments not represented in historical training data. The AI System’s performance also depends on the quality, accuracy, completeness, and timeliness of data from third-party providers and public sources. Inaccurate or incomplete data may cause the AI System to generate flawed investment signals and result in investment losses. The Fund may not be able to perform as designed or intended, may not be able to achieve its investment objective, and may lose money if the AI System underperforms or fails to operate as designed. The AI System may also be disrupted, disabled or damaged as a result of a number of factors, including events that are wholly and partially beyond the Adviser’s control, which may negatively impact the Fund’s returns.
Active Management Risk. The Fund is actively managed and may underperform other ETFs with similar investment objectives or the broader equity market due to the AI System’s recommendations or the portfolio manager’s investment decisions.
Equity Securities Risk. Equity securities may decline significantly in value due to issuer-specific factors, broad market conditions, or macroeconomic developments.
Market Risk. The value of the Fund’s holdings may decline rapidly and unpredictably due to economic changes, geopolitical events, interest rate changes, or other factors.

Bluerock ETF Trust  —  Bluerock AI200+ Future Leaders ETF  —  PROSPECTUS

Industry Concentration Risk. The AI Future Leaders theme will result in portfolio concentration in one or more technology-related industries. Adverse regulatory, macroeconomic, or competitive developments affecting those industries will have a larger negative impact on the Fund.
Portfolio Turnover Risk. Periodic rebalancing and active management may result in higher portfolio turnover, which may increase transaction costs and reduce Fund returns, and potentially result in higher taxable capital gains distributions.
Small and Medium Capitalization Companies Risk. Small and medium capitalization companies may be more volatile and less liquid than securities of larger, more established companies or the market averages in general, and therefore investing in such companies generally involves greater risks than investing in larger, more established companies.
Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
ETF Risks. The Fund is an ETF and, as a result of the Fund utilizing an ETF’s structure, it is exposed to the following risks:
●
Premium/Discount Risk. As with all ETFs, Shares trade in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. The risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
●
Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. If a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, the Shares may trade at a material discount to NAV and possibly face delisting.
●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
●
Market Trading Risk. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.
New Fund Risk. Because the Fund is newly organized, it has a limited operating history and a small asset base. The Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger. If a new or smaller fund were to fail to attract sufficient assets to achieve or maintain economies of scale, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the Fund and tax consequences for investors. There is no assurance that the Fund will grow to or maintain an economically viable size.

Bluerock ETF Trust  —  Bluerock AI200+ Future Leaders ETF  —  PROSPECTUS

PERFORMANCE
Performance information will be available after the Fund has been in operation for one full calendar year. Once available, updated performance information may be obtained at www.[WEBSITE].com or by calling [TOLL-FREE NUMBER].
MANAGEMENT
Investment Adviser
Bluerock ETF Advisor, LLC (“Bluerock”) serves as investment adviser to the Fund.
Sub-Adviser
[_______] serves as the trading sub-adviser to the Fund.
Portfolio Manager
Jonas Hallgren, Portfolio Manager of the Adviser, is primarily responsible for the day-to-day management of the Fund’s portfolio and has served in such capacity since the Fund’s inception in [  ], 2026.
PURCHASE AND SALE OF SHARES, TAX INFORMATION, AND FINANCIAL INTERMEDIARY PAYMENTS
Purchase and Sale of Shares. Unlike conventional investment companies, the Fund generally issues and redeems Shares on a continuous basis, at NAV, in blocks of Shares or whole multiples thereof (“Creation Units”). Creation Units may be issued and redeemed only by an Authorized Participant (“AP”) that enters into an agreement with the Fund’s principal underwriter. Retail investors may acquire and sell Shares only on the Exchange through a broker-dealer. Shares of the Fund will trade on the Exchange at market price rather than NAV. As such, Shares may trade at a price greater than NAV (“premium”) or less than NAV (“discount”). Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (“bid”) and the lowest price a seller is willing to accept for Shares (“ask”) when buying or selling Shares in the secondary market (the “bid-ask spread”). Information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at www.[WEBSITE].com.
Tax Information. The Fund’s distributions generally will be taxable to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement such as a 401(k) plan or an individual retirement account, in which case distributions may be subject to tax when withdrawn from such arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may pay the intermediary for the sale of Shares and related services, including, but not limited to, educational training programs, conferences, technology platform development, or other services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Bluerock ETF Trust  —  Bluerock AI200+ Future Leaders ETF  —  PROSPECTUS

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
Additional Information About the Fund’s Investment Objective
The Fund seeks long-term capital appreciation. The Fund’s investment objective may be changed without shareholder approval upon 60 days’ prior written notice to shareholders. There is no guarantee that the Fund will achieve its investment objective. An investor may lose some or all of their investment in the Fund.
For temporary defensive purposes, the Fund may invest without limitation in cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. A larger percentage of such holdings could impact the investment results of the Fund in a period of rising market prices. Alternatively, a larger percentage of such positions could reduce the magnitude of loss in the portfolio of the Fund in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions. In addition, during such times, the Fund may not achieve its investment objective.
Additional Information About the Fund’s Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of AI companies. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Adviser seeks to identify and invest in equity securities of AI companies. The investable universe is not limited to any particular sector, index, or market capitalization tier. Example candidate categories include, but are not limited to, semiconductor and hardware manufacturers, data center operators, cloud computing providers, AI software and platform companies, and large enterprises in sectors such as professional services, healthcare, financial services, and industrials that the AI System identifies as having material potential to benefit from AI-driven productivity or revenue growth.
The Fund is actively managed and relies on the AI System to select and weight portfolio securities, subject to ongoing oversight and review by the Fund’s portfolio manager. The AI System processes large volumes of structured and unstructured data at a scale and speed not readily achievable through traditional investment research methods, and generates a composite conviction score for each security in the investable universe.
The AI System — Technical Overview
Architecture. The AI System is a proprietary multi-model ensemble platform combining supervised machine learning models (including gradient boosting architectures and deep neural networks) with LLM technology. The quantitative component is trained on historical price, volume, and fundamental financial data spanning multiple market cycles. The language model component is a proprietary system fine-tuned by the Adviser on financial text for classification, sentiment extraction, earnings guidance analysis, and AI-opportunity assessment tasks. The AI System evaluates securities across established quantitative investment factors, including quality (earnings stability, return on equity, balance sheet strength), value (earnings yield, price-to-book, free cash flow yield), price and earnings momentum, and low volatility. Factor exposures are dynamically weighted based on prevailing market and macroeconomic conditions.
Proprietary LLM-Based Factors. The AI System incorporates multiple proprietary investment factors built on LLM and machine learning infrastructure. These factors may analyze a broad range of data sources — including publicly available and proprietary information the Adviser determines to be relevant — to generate forward-looking signals not readily extractable from numerical data alone. Proprietary LLM-based factors may assess dimensions such as qualitative business quality, growth prospects, competitive positioning, and other characteristics relevant to the Fund’s investment objective, as determined by the Adviser.

Bluerock ETF Trust  —  Bluerock AI200+ Future Leaders ETF  —  PROSPECTUS

AI Exposure and Opportunity Assessment. The AI System includes a dedicated analytical component that evaluates each company in the investable universe for the degree to which it may benefit from artificial intelligence — whether currently or prospectively — drawing on information the Adviser determines to be relevant. This assessment is a primary input to both security selection and portfolio weighting.
Signal Aggregation and Factor-Tilted Weighting. The AI System aggregates quantitative factor signals and proprietary LLM-based factor signals into a composite conviction score. The Fund’s portfolio is constructed from the highest-conviction securities in the investable universe, typically approximately 200 holdings. Portfolio weights are determined by the composite conviction scores — not by market capitalization or equal weighting — resulting in a portfolio tilted toward the securities in which the AI System has the highest conviction.
Training Data and Point-in-Time Construction. The AI System is trained on historical data using point-in-time data construction practices designed to minimize look-ahead bias. However, no training methodology can fully eliminate the risk that model performance does not generalize to future market conditions.
Model Versioning and Updates. The Adviser updates the AI System periodically in response to new research, changing market conditions, identified model limitations, and improvements in underlying technology. Model updates may materially change the Fund’s portfolio construction, factor exposures, or investment characteristics. Shareholders will not receive advance notice of model updates that do not constitute changes to the Fund’s principal investment strategies as disclosed in this Prospectus.
Portfolio Manager Oversight. The AI System’s outputs are reviewed by the Fund’s portfolio manager prior to implementation. The portfolio manager may override, adjust, or delay the AI System’s recommendations based on judgment regarding liquidity conditions, corporate events, regulatory constraints, risk management, or other factors. The portfolio generally reflects the AI System’s outputs, but the portfolio manager retains full discretionary authority.
Portfolio Construction and Rebalancing. The Fund typically holds approximately 200 equity securities of AI companies that are selected from the highest-conviction securities in the investable universe. The Fund’s portfolio is rebalanced periodically as the AI System’s conviction scores change materially or as the portfolio manager determines rebalancing is warranted. Position sizing reflects AI System conviction scores, subject to single-issuer concentration limits (generally not more than 5% of net assets in any single security at the time of purchase) and sector guidelines reviewed by the portfolio manager.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore may invest a greater percentage of its assets in a particular issuer.
The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in companies operating in one or more industries within the technology group of industries.
Sell Discipline. The Fund will generally sell or reduce a position when: (i) the AI System’s conviction score for the security falls below a specified threshold; (ii) the security no longer meets the Fund’s investment criteria; (iii) the portfolio manager otherwise determines that a sale is warranted; or (iv) a sale is required to comply with the Fund’s investment restrictions or concentration guidelines.
Additional Information About the Fund’s Principal Risks
Artificial Intelligence Investing Risk. AI companies may have limited product lines, markets, financial resources, or personnel. AI companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Further, AI companies may be substantially exposed to market risk and risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting AI companies, and related industries or sectors.
AI companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that AI companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors

Bluerock ETF Trust  —  Bluerock AI200+ Future Leaders ETF  —  PROSPECTUS

will not develop products or services that are substantially similar or superior to those offered by AI companies.
There is no guarantee that AI companies that utilize artificial intelligence technology in their own business operations may not experience reputational harm, competitive harm, and legal liability, and/or may not have an adverse effect on such companies’ business operations if the content, analyses, or recommendations of these products and/or services are or are alleged to be deficient, inaccurate, or biased. Additionally, artificial intelligence products and/or services used by any company may produce inaccurate, misleading, or incomplete responses that could lead to errors in decision-making or other business activities, which could have a negative impact on the performance of AI companies. Furthermore, an AI company’s products and/or services could be used by criminals and/or hostile foreign actors.
AI technologies could face increasing regulatory scrutiny in the future and impede the growth of companies that develop and/or adopt artificial intelligence related products and/or services. AI companies may face regulatory fines and penalties, including potential forced break-ups, that could hinder the ability of those companies to operate on an ongoing basis. Country, government, and/or region-specific regulations or restrictions could have an impact on AI companies’ ability to monetize their products and/or services.
AI companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be profitable. Securities of AI companies, especially smaller companies, tend to be more volatile than those of companies that have a more developed set of product and/or service offerings.
Artificial Intelligence Model Risk. AI models, such as the AI System, are generally subject to significant limitations and risks, as further described below. The Fund may not be able to perform as designed or intended, may not be able to achieve its investment objective, and may lose money if the AI System underperforms or fails to operate as designed.
●
Data Quality and Data Sourcing Risk. The quality of AI System’s outputs depends directly on the quality of its data inputs. Third-party data providers may experience system failures, introduce errors, revise historical data, change methodologies, or discontinue data series without notice. Data errors, whether from third-party providers or the Adviser’s own processing, could cause the AI System to generate flawed signals and adversely affect the Fund’s portfolio and performance.
●
Machine Learning Risk. The AI System relies on publicly available “machine learning” selection processes as well as data and information supplied by third parties that are utilized in those processes. To the extent the machine learning process does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented, and the Fund may lose value. If the input data is incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the data been correct and complete.
●
Model Design and Calibration Risk. The AI System reflects judgments made during its design, training, and calibration that may be incorrect or become outdated as market conditions change. The Adviser may not identify or correct model flaws promptly.
●
Overfitting Risk. Models trained on historical data may be “overfit” to patterns that existed in the training period but do not persist. Overfitting can cause a model to underperform significantly in live trading even if it appeared effective in backtesting. Historical or simulated performance is not predictive of future results.
●
LLM Hallucination and Error Risk. The AI System’s LLM-based factors can generate plausible-sounding but factually inaccurate outputs. Hallucinated investment signals could cause the Fund to make investment decisions resulting in losses.
●
Distribution Shift Risk. The AI System’s effectiveness depends in part on future market conditions resembling those in its training data. Novel environments — unprecedented monetary policy, structural market changes, geopolitical shocks, or disruptive technology transitions — may impair model performance in ways that are difficult to predict.

Bluerock ETF Trust  —  Bluerock AI200+ Future Leaders ETF  —  PROSPECTUS

●
Capacity Risk. As Fund assets grow, implementing the AI System’s recommendations in securities with limited liquidity may become more difficult without market impact, potentially limiting the Fund’s ability to implement its strategy as intended.
●
Cybersecurity and Technology Risk. The AI System relies on complex technology infrastructure including proprietary systems, cloud computing services, third-party APIs, and data pipelines, which may be disrupted, disabled or damaged as a result of a number of factors, including events that are wholly and partially beyond the Adviser’s control. Cyberattacks, system failures or other technological issues affecting the AI System could disrupt Fund operations and adversely affect performance.
Active Management Risk. The Fund is actively managed. The Adviser’s investment decisions, including the AI System’s recommendations and portfolio manager overrides, may not produce the intended results. The Fund may underperform other ETFs with similar investment objectives or the broader equity market.
Equity Securities Risk. The values of equity securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed-income securities. These risks are generally magnified in the case of equity investments in distressed companies.
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.
Industry Concentration Risk. The AI Future Leaders theme will result in portfolio concentration in one or more technology-related industries. Adverse regulatory, macroeconomic, or competitive developments affecting those industries will have a larger negative impact on the Fund.
Portfolio Turnover Risk. Periodic rebalancing and active management may result in higher portfolio turnover. High portfolio turnover increases brokerage commissions, reduces Fund performance, and may result in higher capital gains distributions taxable at ordinary income rates.
Small and Medium Capitalization Companies Risk. Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium capitalization companies may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Small and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans which are floating rate. The foregoing risks are generally increased for smaller capitalization companies, particularly micro-capitalization companies, as compared to companies with larger capitalizations.
Non-Diversification Risk. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
ETF Risks. The Fund is an ETF and, as a result of the Fund utilizing an ETF’s structure, it is exposed to the following risks:

Bluerock ETF Trust  —  Bluerock AI200+ Future Leaders ETF  —  PROSPECTUS

●
Premium/Discount Risk. As with all ETFs, Shares trade in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV (premium) or less than the NAV (discount) due to supply and demand for Shares. The risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
●
Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund and the Fund has a limited number of financial institutions that may act as APs. If a significant number of APs exit the business or otherwise become unwilling or unable to process creation and/or redemption orders and no other APs step forward to perform these services, the Shares may trade at a material discount to NAV and possibly face delisting.
●
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions charged by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
●
Market Trading Risk. Although Shares are listed for trading on the Exchange, there can be no assurance that Shares will trade with sufficient volume or at all. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. The Exchange may close early, close late or issue trading halts on specific securities, and trading in certain securities may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the Share price, and/or result in the Fund being unable to trade certain securities. In these circumstances, the Fund may be unable to meet its investment objective or accurately price its investments. If trading in Shares halts, investors may be temporarily unable to sell their Shares. Shares, like shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases.
New Fund Risk. Because the Fund is newly organized, it has a limited operating history and a small asset base. The Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger. If a new or smaller fund were to fail to attract sufficient assets to achieve or maintain economies of scale, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the Fund and tax consequences for investors. There is no assurance that the Fund will grow to or maintain an economically viable size.
Disclosure of Portfolio Holdings
The Adviser maintains a website for the Fund online at www.[WEBSITE].com. The website contains the following information: (i) the prior business day’s NAV and closing market price; (ii) the 30-day median bid-ask spread; (iii) the reported midpoint of the bid-ask spread at the time of NAV calculation (the “Bid-Ask Price”); (iv) a calculation of the premium or discount of the Bid-Ask Price against such NAV; and (v) data in chart format displaying the frequency distribution of discounts and premiums of the Bid-Ask Price against the NAV, within appropriate ranges, for each of the four previous calendar quarters (or for the life of the Fund, if shorter). In addition, on each business day, before the commencement of trading in Shares on the Exchange, the Adviser discloses on the Fund’s website the identities and quantities of the portfolio securities and other assets held by the Fund that will form the basis for the calculation of NAV at the end of the business day.
A description of the Fund’s policies and procedures with respect to the disclosure of portfolio holdings is available in the SAI.

Bluerock ETF Trust  —  Bluerock AI200+ Future Leaders ETF  —  PROSPECTUS

MANAGEMENT OF THE FUND
Investment Adviser
Bluerock ETF Advisor, LLC (the “Adviser”), located at 919 Third Avenue, Suite 4000, New York, New York 10022, serves as the investment adviser to the Fund. The Adviser is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”) and is organized as a Delaware limited liability company.
Under an investment advisory agreement between the Bluerock ETF Trust (the “Trust”), on behalf of the Fund, and the Adviser (the “Advisory Agreement”), the Adviser is responsible for the day-to-day investment management of the Fund, including the operation and oversight of the AI System, subject to the general supervision of the Trust’s Board of Trustees (the “Board”).
For services provided under the Advisory Agreement, the Fund pays the Adviser an annual fee, paid monthly, equal to [___]% of the average daily net assets of the Fund (the “Advisory Fee”). The Advisory Fee is structured as a “unified fee.” [Accordingly, in consideration of the fees paid with respect to the Fund, the Adviser has agreed to pay all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Advisory Fee, distribution (Rule 12b-1) fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, and extraordinary or other non-routine expenses (such as litigation and indemnification expenses).]
A discussion regarding the basis for the Board’s approval of the Advisory Agreement will be available in the Fund’s first report filed on Form N-CSR.
Sub-Adviser
[_________] (“[_____]”), located at [___________], serves as the trading sub-adviser to the Fund. [_____] is registered with the SEC as an investment adviser under the Advisers Act. [_____] is a [__________] formed in [____]. [_____] is a subsidiary of [_____].
[_____] is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, and monitoring of Fund trading activity, subject to the oversight of the Adviser and the Board.
A discussion regarding the basis for the Board’s approval of the sub-advisory agreement with [_____] will be available in the Fund’s first report filed on Form N-CSR.
[Manager of Managers Structure]
[_____________].
Portfolio Manager
Jonas Hallgren, Portfolio Manager of the Adviser — Mr. Hallgren has served as portfolio manager of the Fund since its inception. He holds a Ph.D. in Applied Mathematics from the Royal Institute of Technology (KTH) in Stockholm, Sweden (2016), where his research focused on time series analysis, machine learning, and their applications in forecasting and financial markets, supported by a five-year grant from the Swedish Research Council. He also holds an M.Sc. in Industrial Management and Engineering from Lund University.
Mr. Hallgren brings over a decade of experience in systematic quantitative investment management and applied machine learning for financial markets. He served as portfolio manager at Multigraph, a systematic equity hedge fund in New York (2019–2025), where he was responsible for the full investment process including data sourcing, infrastructure development, quantitative modeling, portfolio construction, and execution. Prior to that, he was a Quantitative Researcher at Fulcrum Asset Management in London

Bluerock ETF Trust  —  Bluerock AI200+ Future Leaders ETF  —  PROSPECTUS

(2016–2018), where he developed systematic futures strategies for a $5 billion discretionary macro platform and contributed to the management of a $300 million CTA fund. He has also served as a Research Consultant at OXD Research, conducting R&D in machine learning and forecasting for finance and deep technology applications (2020–present).
Mr. Hallgren has published peer-reviewed academic research in machine learning and AI-based forecasting, including work featured in Applied Artificial Intelligence. He has served as a reviewer for the Conference on Neural Information Processing Systems (NeurIPS) and the AI & Statistics conference. He holds the Investment Management Certificate (IMC) issued by the CFA Society UK and has been an FCA-approved person in the United Kingdom.
The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of Shares.

Bluerock ETF Trust  —  Bluerock AI200+ Future Leaders ETF  —  PROSPECTUS

ADDITIONAL INFORMATION
Determination of Net Asset Value
The NAV per Share of the Fund is calculated by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of Shares outstanding. Expenses and fees, including the management fee, are accrued daily. The Fund’s NAV is calculated each business day as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (ordinarily 4:00 p.m., Eastern Time) on each business day the NYSE is open for regular trading. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. If the NYSE closes early on a valuation day, the Fund shall determine NAV as of that time.
Securities listed on a national securities exchange for which market quotations are readily available are valued at their last reported sale price. The Board has adopted Pricing and Valuation Procedures (the “Valuation Procedures”) to be used by the Board for valuing all securities and other assets held by the Fund, including those for which market quotations are not readily available or are deemed not to be reliable, in accordance with the Valuation Procedures.
The Board has designated the Adviser as the Valuation Designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations for Fund investments for which market quotations are not readily available or are not reliable. In its role as Valuation Designee, the Adviser establishes and applies fair valuation methodologies and reports to the Board as required under Rule 2a-5.
For more information about how the Fund’s NAV is determined, please see the section in the SAI entitled “Pricing of Shares.”
Frequent Trading Policy
Unlike traditional mutual funds, Shares can only be purchased and redeemed directly from the Fund in Creation Units by APs, and the vast majority of trading in the Shares occurs on the secondary market. Because secondary market trades do not involve the Fund directly, those trades are unlikely to cause many of the harmful effects of frequent purchases and redemptions of Shares, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. In addition, direct trading on a short-term basis by APs is critical to ensuring that the Shares trade at or close to NAV. The Fund imposes transaction fees on purchases and redemptions of Creation Units by APs, which are designed to offset the Fund’s transaction costs associated with issuing and redeeming Creation Units. Given this structure, the Board has determined that it is not necessary to adopt policies and procedures with respect to frequent purchases and redemptions of Shares by Fund shareholders.
The Fund reserves the right to reject any purchase order at any time and impose restrictions on disruptive or excessive trading in Creation Units. The Fund also reserves the right to reject any redemption order in accordance with applicable law.
Premium/Discount Information
Information regarding the extent and frequency with which market prices of Shares have tracked the Fund’s NAV for the most recently completed calendar year and the most recently completed calendar quarters since that year will be available without charge online at www.[WEBSITE].com.
Distribution and Service Plan
The Fund has adopted a distribution and service plan (the “Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Rule 12b-1 Plan allows the Fund to pay distribution fees to its principal underwriter and/or its affiliates, or to any other eligible institution, for distribution activities related to the marketing of the Fund, and/or for other shareholder services. The Rule 12b-1 Plan provides for a

Bluerock ETF Trust  —  Bluerock AI200+ Future Leaders ETF  —  PROSPECTUS

maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). No Rule 12b-1 fees are currently paid by the Fund, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.
The Adviser and/or its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.
Householding
Householding is an option available to certain investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Dividends, Distributions, and Taxes
The below discussion of “Taxes” is not intended or written to be used as tax advice. Investors in the Fund should consult their own tax professional about their tax situation.
Dividends and Distributions
The Fund intends to elect and qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, at least annually. The Fund will distribute net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. Distributions in cash may be automatically reinvested in additional whole Shares only if the broker through whom you purchased the Shares makes such option available.
Annual statements. After the close of each calendar year, you will receive tax information from the broker with respect to the federal income tax treatment of the Fund’s distributions and any taxable sales of Shares occurring during the prior calendar year. You may receive revised tax information if the Fund must reclassify its distributions or the broker must adjust the cost basis of any covered Shares sold after you receive your tax information. Distributions declared in October, November or December to shareholders of record in such month and paid in January are taxable as if they were paid in December. Additional tax information about the Fund’s distributions is available at www.[WEBSITE].com.
Avoid “buying a dividend.” At the time you purchase your Shares, the price of the Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in the value of the portfolio securities or other assets held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares just before the Fund declares an income dividend or capital gain distribution is sometimes known as “buying a dividend.”
Tax Status
If you are a taxable investor, Fund distributions are generally taxable to you as ordinary income, capital gains or some combination of both. This is the case whether you reinvest your distributions in additional Shares or receive them in cash.

Bluerock ETF Trust  —  Bluerock AI200+ Future Leaders ETF  —  PROSPECTUS

Dividend income. Income dividends are generally subject to tax at ordinary rates. Income dividends reported by the Fund as qualified dividend income may be subject to tax by individuals at reduced long-term capital gains tax rates provided certain holding period requirements are met. A return-of-capital distribution is generally not taxable but will reduce the cost basis of your Shares, and will result in a higher capital gain or a lower capital loss when you later sell your Shares.
Capital gains. Fund distributions of short-term capital gains are also subject to tax at ordinary rates. Fund distributions of long-term capital gains are taxable at the reduced long-term capital gains rates no matter how long you have owned your Shares. For single individuals with taxable income not in excess of $44,625 in 2023 ($89,250 for married individuals filing jointly), the long-term capital gains tax rate is 0%. For single individuals and joint filers with taxable income in excess of these amounts but not more than $492,300 or $553,850, respectively, the long-term capital gains tax rate is 15%. The rate is 20% for single individuals with taxable income in excess of $492,300 and married individuals filing jointly with taxable income in excess of $553,850. An additional 3.8% Medicare tax may also be imposed as discussed below.
Sales of exchange-listed shares. Currently, any capital gain or loss realized on the sale of Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.
Cost basis reporting. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.
Medicare tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from the sales of Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. Any liability for this additional Medicare tax is reported on, and paid with, your federal income tax return.
Backup withholding. A shareholder may be subject to backup withholding on any distributions of income capital gains or proceeds from the sale of Shares if the shareholder has provided either an incorrect tax identification number or no number at all, is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends, has failed to certify that the shareholder is not subject to backup withholding, or has not certified that the shareholder is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. State backup withholding may also apply.
State, local and foreign taxes. Distributions of ordinary income and capital gains, and gains from the sale of your Shares, are generally subject to state and local taxes. If the Fund qualifies, it may elect to pass through to you as a foreign tax credit or deduction any foreign taxes that it pays on its investments.
Non-U.S. investors. Non-U.S. investors may be subject to U.S. withholding tax at 30% or a lower treaty rate on Fund dividends of ordinary income. Non-U.S. investors may be subject to U.S. estate tax on the value of their Shares. They are subject to special U.S. tax certification requirements to avoid backup withholding, claim any exemptions from withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are generally provided for capital gains realized on the sale of Shares, capital gain dividends paid by the Fund from net long-term capital gains, short-term capital gain dividends paid by the Fund from net short-term capital gains and interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources. However, notwithstanding such exemptions from U.S. withholding tax at source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.
Other reporting and withholding requirements. Payments to a shareholder that is either a foreign financial institution or a non-financial foreign entity within the meaning of the Foreign Account Tax Compliance Act (FATCA) may be subject to a 30% withholding tax on income dividends paid by the Fund. The FATCA withholding tax generally can be avoided by such foreign entity if it provides the broker, and in some cases, the IRS, information concerning the ownership of certain foreign financial accounts or other appropriate certifications or documentation concerning its status under FATCA. The Fund may be required to report certain shareholder account information to the IRS, non-U.S. taxing authorities or other parties to comply with FATCA.

Bluerock ETF Trust  —  Bluerock AI200+ Future Leaders ETF  —  PROSPECTUS

Please refer to the SAI for more information regarding the tax treatment of the Fund.
Creation Units
An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the AP as part of the issue) and the AP’s aggregate basis in the securities surrendered (plus any cash paid by the AP as part of the issue). An AP who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the AP’s basis in the Creation Units (plus any cash paid by the AP as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the AP as part of the redemption). The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.
Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less, assuming such Creation Units are held as a capital asset.
If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.
Please refer to the SAI for more information regarding the tax treatment of the Fund.

Bluerock ETF Trust  —  Bluerock AI200+ Future Leaders ETF  —  PROSPECTUS

FINANCIAL HIGHLIGHTS
The Fund is newly organized and has not yet commenced operations. Accordingly, no financial highlights are available.

Bluerock ETF Trust  —  Bluerock AI200+ Future Leaders ETF  —  PROSPECTUS

WHERE TO LEARN MORE
The Fund’s SAI contains more detailed information about the Fund and is incorporated by reference into this Prospectus (i.e., legally a part of this Prospectus). The SEC also maintains a website at www.sec.gov that contains the SAI and other information about the Fund. Once issued, additional information about the Fund’s investments will also be available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR filed with the SEC: In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
Investors may make inquiries to the Fund or obtain (upon request and without charge) the Fund’s SAI, annual and/or semi-annual reports, once issued, by:
•
calling [TOLL FREE NUMBER];
•
visiting www.[WEBSITE].com; or
•
contacting your financial intermediary through whom you invest in the Fund.
Reports and other information about the Fund is also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov

Investment Company Act File No. 811-24196

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

BLUEROCK ETF TRUST
(the “Trust”)
STATEMENT OF ADDITIONAL INFORMATION
[●], 2026

Bluerock AI200+ Future Leaders ETF

Ticker: [   ]    |  Exchange: [   ]

This Statement of Additional Information (“SAI”) relates only to the series of Bluerock ETF Trust (the “Trust”) that is listed above (the “Fund”). The Fund is an exchange-traded fund (“ETF”) whose shares (“Shares”) are listed on [__________] (the “Exchange”). This SAI is not a prospectus but is incorporated by reference into the Prospectus for the Fund dated [_____], 2026 (the “Prospectus”). This SAI contains information in addition to the information set forth in the Prospectus and should be read in conjunction with it. Terms not defined in this SAI have the meanings assigned to them in the Prospectus.

A copy of the Prospectus or the Fund’s Summary Prospectus may be obtained, without charge, by calling [TOLL-FREE NUMBER], visiting www.[WEBSITE].com, or writing to the Trust, [ADDRESS]. The Fund’s financial statements are not presented since the Fund is newly formed and has not yet commenced operations prior to the date of this SAI. Once available, you may obtain a copy of the Fund’s financial statements, annual or semi-annual report to shareholders at no charge by request to the Fund at the address or phone number noted above.

Table of Contents

Page
Trust History and Fund Classification
Exchange Listing and Trading
Description of the Fund and its Investments and Risks
Investment Restrictions
Temporary Defensive Positions
Portfolio Turnover
Continuous Offering
Disclosure of Portfolio Holdings
Trustees and Executive Officers of the Trust
Investment Advisory and Other Services
Distribution and Servicing of Shares
Brokerage Allocation and Other Practices
Purchases and Redemptions of Creation Units
Pricing of Shares
Additional Information Concerning the Trust
Tax Status
Other Tax Consequences
Control Persons and Principal Holders of Securities
Financial Statements
Appendix A – Debt Ratings	A-1
Appendix B – Proxy Voting Policies	B-1

Trust History and Fund Classification

The Trust is an open-end management investment company organized under the laws of the state of Delaware on June [  ], 2026. The Fund’s principal office is located at 919 Third Avenue, 40th Floor, New York, New York 10022, and its telephone number is [  ]. The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means the Fund can invest a greater percentage of its assets in a small number of issuers or any one issuer than a diversified fund can.

The Fund offers and issues Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”), generally in exchange for a basket of securities and/or other assets included in the Fund’s portfolio (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus certain transaction fees. Shares are generally redeemable only in Creation Units and, generally, in exchange for Deposit Securities and/or a Cash Component. Creation Units are available only to certain large institutions (“Authorized Participants”) that have entered into agreements with [_________], the principal underwriter of the Trust (the “Distributor”).

The Trust reserves the right to permit or require that creations and redemptions of Shares be effected fully or partially in cash. Shares may be issued in advance of receipt of Deposit Securities, subject to various conditions, including a requirement to maintain with the Trust a cash deposit equal to [___]% of the market value of the missing Deposit Securities. The required amount of such cash deposit may be changed by Bluerock ETF Advisor, LLC (“Bluerock”), the Fund’s investment adviser, from time to time. Transaction fees and other costs associated with creations or redemptions that include a cash portion may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, transaction fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

Shares trade on the Exchange at market prices that may be below, at or above NAV. There can be no assurance that the requirements of the Exchange necessary for the Fund to maintain the listing of its Shares will continue to be met. The Exchange will consider the suspension of trading in, and will commence delisting proceedings of, the Shares if (i) the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (ii) any of the other applicable listing requirements set forth in the Exchange’s listing rules are not continuously maintained; (iii) [following the initial 12-month period after commencement of trading of Shares on the Exchange, there are fewer than 50 beneficial holders of Shares for 30 or more consecutive trading days], or (iv) such other event shall occur or condition exists which, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. Upon termination of the Fund, the Exchange requires that Shares be removed from the Exchange.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

Description of the Fund and its Investments and Risks

Set forth below are descriptions of the various types of securities and other investments in which the Fund may invest, as well as the investment techniques that Bluerock may use in managing the Fund. Descriptions of the associated risks are also included below. This section supplements the discussion of principal investment strategies and principal risks contained in the Prospectus, and therefore you should carefully review the Prospectus before making an investment in the Fund.

The Fund is permitted to invest in any of the below investments, and Bluerock may utilize any of the below investment techniques, with respect to the Fund unless otherwise indicated. Bluerock may also invest in other types of investments and use other investment techniques in managing the Fund, including certain investments and investment techniques not described below. The Fund’s investments and the investment techniques employed by Bluerock with respect to the Fund will be subject to the limitations imposed by the Fund’s investment objective, policies and restrictions, as described in the Prospectus and/or this SAI, as well as the applicable federal securities laws. Any percentage limitations relating to the Fund’s investments that are identified in the Prospectus or this SAI apply at the time of investment, and subsequent changes resulting from market fluctuations will not require the Fund to sell any portfolio security or other investment.

Equity Securities

General Discussion. Common stocks are equity securities, which represent an ownership position in a company. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the Fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

Preferred Stock.  Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. Similar to debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects.

Smaller Capitalization Stocks. The Fund may invest in the stocks of smaller capitalization companies. Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be less liquid or illiquid (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

Foreign Equity Securities.  Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls or punitive taxes that could adversely impact the value of these securities. To the extent that the Fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the Fund.

Additional costs could be incurred in connection with the Fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the Fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Emerging Markets.  Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the Fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the Fund’s net asset value (“NAV”). Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

In countries where direct foreign investment is limited or prohibited, the Fund may invest in operating companies based in such countries through an offshore intermediary entity that, based on contractual agreements, seeks to replicate the rights and obligations of direct equity ownership in such operating company. Because the contractual arrangements do not in fact bestow the Fund with actual equity ownership in the operating company, these investment structures may limit the Fund’s rights as an investor and create significant additional risks. For example, local government authorities may determine that such structures do not comply with applicable laws and regulations, including those relating to restrictions on foreign ownership. In such event, the intermediary entity and/or the operating company may be subject to penalties, revocation of business and operating licenses or forfeiture of foreign ownership interests, and the Fund’s economic interests in the underlying operating company and its rights as an investor may not be recognized, resulting in a loss to the Fund and its shareholders. In addition, exerting control through contractual arrangements may be less effective than direct equity ownership, and a company may incur substantial costs to enforce the terms of such arrangements, including those relating to the distribution of the underlying funds among the entities. These special investment structures may also be disregarded for tax purposes by local tax authorities, resulting in increased tax liabilities, and the Fund’s control over, and distributions due from, such structures may be jeopardized if the individuals who hold the equity interest in such structures breach the terms of the agreements. While these structures may be widely used to circumvent limits on foreign ownership in certain jurisdictions, there is no assurance that they will be upheld by local regulatory authorities or that disputes regarding the same will be resolved consistently.

Although there is no universally accepted definition, Bluerock generally considers an emerging market country to be one that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union and would include markets commonly referred to as frontier markets.

Risk factors related to investments in emerging markets include the following:

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Currency Fluctuations Risk.  Certain emerging markets’ currencies have experienced and, in the future, may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the Fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, the Fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation and currency devaluations.

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Government Regulation Risk.  Certain emerging market countries lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and may not honor legal rights or protections enjoyed by investors in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. While the Fund will only invest in markets where these restrictions are considered acceptable by Bluerock, a country could impose new or additional repatriation restrictions after the Fund’s investment. If this happened, the Fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the Fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to the Fund if foreign shareholders already hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any emerging market country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the Fund’s investments.

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Risk of Fluctuations in Inflation Rates.  Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

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Risks of Less Developed Securities Markets.  Emerging markets may be less developed and regulated than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

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Settlement Risks.  Settlement systems in emerging market countries are generally less well organized than those of developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the Fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank through whom the transaction is effected might cause the Fund to suffer a loss. The Fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the Fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the Fund.

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Risks Related to Limited Market Information.  Bluerock may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. For example, due to jurisdictional limitations, the Public Company Accounting Oversight Board (“PCAOB”), which regulates auditors of U.S. reporting companies, may be unable to inspect the audit work and practices of PCAOB-registered auditing firms in certain developing countries. As a result, there is greater risk that financial records and information relating to an issuer’s operations in emerging market countries will be incomplete or misleading, which may negatively impact the Fund’s investments in such company.

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Taxation Risk.  Taxation of dividends, interest and capital gains received by the Fund varies among emerging market countries and, in some cases, is comparatively high. In addition, emerging market countries typically have less defined tax laws and procedures and such laws may permit retroactive taxation so that the Fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

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Fraudulent Securities Risk.  Securities purchased by the Fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the Fund.

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Risks Related to Lack of Remedies.  Emerging market countries may offer less protection to investors than U.S. markets and, in the event of investor harm, there may be substantially less recourse available to the Fund and its shareholders. In addition, as a matter of law or practicality, the Fund and its shareholders, as well as U.S. regulators, may encounter substantial difficulties in obtaining and enforcing judgments and other actions against non-U.S. individuals and companies.

Debt Investments

Bonds. A bond is an interest-bearing security issued by a U.S. or non-U.S. company, or U.S. or non-U.S. governmental unit, which is generally used by the issuer to borrow money from investors. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) periodically or on a specified maturity date. An issuer may have the right to redeem or “call” a bond before maturity, in which case the Fund may have to reinvest the proceeds at lower market rates. Similarly, the Fund may have to reinvest interest income or payments received when a bond matures, sometimes at a lower market rate. Most bonds bear interest income at a “coupon” rate that is fixed for the life of the bond.

The value of a fixed-rate bond usually rises when market interest rates fall and falls when market interest rates rise. Accordingly, a fixed-rate bond’s yield (income as a percent of the bond’s current value) may differ from its coupon rate as its value rises or falls. When an investor purchases a fixed-rate bond at a price that is greater than its face value, the investor is purchasing the bond at a premium. Conversely, when an investor purchases a fixed-rate bond at a price that is less than its face value, the investor is purchasing the bond at a discount. Fixed-rate bonds that are purchased at a discount pay less current income than securities with comparable yields that are purchased at face value, with the result that prices for such fixed-rate securities can be more volatile than prices for such securities that are purchased at face value.

Other types of bonds bear interest at an interest rate that is adjusted periodically, which are known as floating or variable rate bonds. Interest rates on floating or variable rate bonds may be higher or lower than current market rates for fixed-rate bonds of comparable quality with similar maturities. Because of their adjustable interest rates, the values of floating or variable rate bonds fluctuate much less in response to market interest rate movements than the values of fixed-rate bonds; however, the values of floating rate bonds may decline if their interest rates do not rise as much, or as quickly, as interest rates in general. The

Fund may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of its investment portfolio. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on an issuer’s earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer’s general creditworthiness) or secured (backed by specified collateral).

U.S. Corporate Debt Obligations. U.S. corporate debt obligations include, among others, bonds, commercial paper, notes, debentures, variable rate demand notes, master notes, funding agreements and other short-term corporate instruments, issued or guaranteed by corporations that are denominated in U.S. dollars. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Variable rate demand notes are securities with a variable interest which is readjusted on pre-established dates. Variable rate demand notes are subject to payment of principal and accrued interest (usually within seven days) on the Fund’s demand. Master notes are negotiated notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the credit quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Funding agreements are agreements between an insurance company and the Fund covering underlying demand notes. Although there is no secondary market in funding agreements, if the underlying notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes and funding agreements are generally illiquid and therefore subject to the Fund’s percentage limitation for illiquid investments.

U.S. Government Debt Obligations. U.S. Government debt obligations are obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and include bills, notes and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations. U.S. Government debt obligations may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; or (iv) supported only by the credit of the instrumentality. There is a risk that the U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In that case, if the issuer were to default, the Fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. For example, while the U.S. Government has provided financial support to Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. There also is no guarantee that the government would support Federal Home Loan Banks. Accordingly, securities of FNMA, FHLMC and Federal Home Loan Banks, and other agencies, may involve a risk of non-payment of principal and interest. Any downgrade of the credit rating of the securities issued by the U.S. Government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities.

Money Market Instruments. Money market instruments are generally short-term investments that may include, but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit, bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody’s, “F-1” Fitch or “A-1” by S&P, or if unrated, determined to be of comparable quality by Bluerock; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that have been determined to present minimal credit risks, in accordance with the requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of non-U.S. banks

(including U.S. branches) that, in the opinion of Bluerock, are of comparable quality to obligations of U.S. banks that may be purchased by the Fund.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common: (i) one commonly used by the U.S. Treasury and some other issuers, which uses a structure that accrues inflation into the principal value of the bond; and (ii) another most often used by other issuers, which pays out the Consumer Price Index accruals as part of a semiannual coupon. Inflation-indexed securities issued by the U.S. Treasury have maturities of five, 10 or 30 years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. Certain inflation-related bonds, however, may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Derivatives

General Discussion. Derivatives are financial instruments whose value depends on, or is derived from, the value of one or more underlying assets, reference rates, indices or other market factors (each, a “reference asset,” and, collectively, “reference assets”). Derivative instruments can provide an efficient means to gain or reduce exposure to the value of a reference asset without actually owning or selling the reference asset. Derivatives include swaps, options contracts, futures contracts and forward foreign currency contracts, among others. Some derivatives, such as futures contracts and certain types of options contracts, are traded on U.S. commodity and securities exchanges, while other derivatives, such as many types of swap agreements, are privately negotiated and entered into in the over-the-counter (“OTC”) market.

Options Contracts. An options contract generally is a contract that gives the purchaser of the option, in return for the premium paid, the right, but not the obligation, to buy from (in the case of a call) or sell to (in the case of a put) the writer (seller) of the option at the exercise price during the term of the option (for American style options) or on a specified date (for European style options), the reference asset underlying the option (or delivery of a cash settlement price, in the case of certain options, such as index options and other cash-settled options). Option transactions present the possibility of large amounts of exposure (or leverage), which may result in the Fund’s NAV being more sensitive to changes in the value of the option.

The value of an options contract will reflect, among other things, the current market value of the reference asset, the time remaining until expiration, the relationship of the exercise price to the market price of the reference asset, the price volatility of the reference asset and general market and interest rate conditions. Options contracts may be listed on an exchange or traded in the OTC markets. Listed options are tri-party contracts (i.e., performance of the obligations of the purchaser and seller are guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates and differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation.

Understanding Options Writing. As the writer (seller) of an option, the Fund may have no control over when the reference asset must be sold (in the case of a call option) or purchased (in the case of a put option), if the option was structured as an American style option, because the option purchaser may notify the Fund of exercise at any time prior to the expiration date of the option. In addition, if the option is cash-settled instead of deliverable, the Fund is obligated to pay the option purchaser the difference between the exercise price and the value of the reference asset, instead of selling or purchasing the reference asset, if the option is exercised. Whether or not an option expires unexercised, the writer retains the amount of the premium.

The Fund will generally write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the reference asset. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the reference asset will decline below the exercise price, in which case the put option may be exercised and the Fund may suffer a loss. In return for the premium received for writing a call option on a reference asset, the Fund foregoes the opportunity for profit from a price increase in the reference asset above the exercise price so long as the option remains open, but retains the risk of loss should the price of the reference asset decline.

If an option that the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the reference asset during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the reference asset, which will be increased or offset by the premium received. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which the Fund effects a closing purchase transaction by purchasing an option (put or call, as the case may be) identical to that previously sold. However, once the Fund has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the options contract and must deliver (for a call) or purchase (for a put) the reference asset at the exercise price (if deliverable) or pay the difference between the exercise price and the value of the reference asset (if cash-settled).

Understanding Options Trading Strategies: Straddles, Spreads and Collars. The Fund may enter into straddles, spreads and collars. In “spread” transactions, the Fund buys and writes a put, or buys and writes a call, on the same reference asset with the options having different exercise prices, expiration dates, or both. In “straddles,” the Fund purchases a put option and a call option, or writes a put option and a call option, on the same reference asset with the same expiration date and typically the same exercise price. When the Fund engages in spread and straddle transactions, it seeks to profit from differences in the option premiums paid and received, and in the market prices of the related options positions when they are closed out or sold. Because these transactions require the Fund to buy and/or write more than one option simultaneously, the Fund’s ability to enter into such transactions, and to liquidate its positions when necessary or deemed advisable, may be more limited than if the Fund were to buy or sell a single option. Similarly, costs incurred by the Fund in connection with these transactions will, in many cases, be greater than if the Fund were to buy or sell a single option. A “collar” position combines a put option purchased by the Fund (the right of the Fund to sell a specific reference asset within a specified period of time) with a call option that is written by the Fund (the right of the counterparty to buy the same reference asset) in a single instrument. The Fund’s right to sell the reference asset is typically set at a price that is below the counterparty’s right to buy the reference asset. Thus, the combined position “collars” the performance of the reference asset, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option.

Futures Contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, currency, commodity or index, at a specified price at a specified later date. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying reference instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying reference instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow the Fund to increase or decrease its exposure to the underlying reference instrument without having to buy the actual instrument.

The underlying reference instruments to which futures contracts may relate include non-U.S. currencies, interest rates, stock and bond indices and debt securities, including U.S. government debt obligations. In certain types of futures contracts, the underlying reference instrument may be a swap agreement. In most cases, the contractual obligation under a futures contract may be offset, or “closed out,” before the settlement date so that the parties do not have to make or take delivery. The closing out of a contractual obligation is usually accomplished by buying or selling, as the case may be, an identical, offsetting futures contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.

Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the Commodity Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it buys or sells futures contracts.

While Bluerock currently anticipates buying and selling futures contracts for the Fund on contract markets (including exchanges or boards of trade) where there appears to be an active market, there is no assurance that an active market will exist for any particular futures contract or at any particular time. An active market makes it more likely that futures contracts will be liquid and bought and sold at competitive market prices. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active market will develop or continue to exist.

When the Fund enters into a futures contract, it must deliver to an account controlled by the FCM (that has been selected by the Fund), an amount referred to as “initial margin” that is typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the futures contract. When the futures contract is closed out, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Some futures contracts provide for the delivery of securities that are different than those that are specified in the contract. For a futures contract for delivery of debt securities, on the settlement date of the contract, adjustments to the contract can be made to recognize differences in value arising from the delivery of debt securities with a different interest rate from that of the particular debt securities that were specified in the contract. In some cases, securities called for by a futures contract may not have been issued when the contract was written.

Swaps. Swaps are agreements between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to a particular reference asset. In a basic swap transaction, a party agrees with its counterparty to exchange the returns (or differentials in returns) and/or cash flows earned or realized on a particular reference asset. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular foreign currency, or an index.

Swap agreements can be traded on a swap execution facility (“SEF”) and cleared through a central clearinghouse (cleared), traded OTC and cleared, or traded bilaterally and not cleared. For example, standardized interest rate swaps and credit default swap indices are traded on SEFs and cleared. Other forms of swap agreements, such as total return swaps, are entered into on a bilateral basis. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the Fund enters into bilaterally negotiated swap transactions, the Fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralization procedures; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap agreement or declares bankruptcy, the Fund may lose any amount it expected to receive from the counterparty. In addition, bilateral swaps are subject to certain regulatory margin requirements that mandate the posting and collection of minimum margin amounts, which may result in the Fund and its counterparties posting higher margin amounts for bilateral swaps than would otherwise be the case.

The term of a swap can be days, months or years and certain swaps may be less liquid than others. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

General Risks Associated with Derivatives. The use of derivatives, including options contracts, futures contracts and swaps, may involve certain risks, as described below.

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Counterparty Risk. The risk that a counterparty under a derivatives agreement will not live up to its obligations, including because of the counterparty’s bankruptcy or insolvency. Certain agreements may not contemplate delivery of collateral to support fully a counterparty’s contractual obligation; therefore, the Fund might need to rely on contractual remedies to satisfy a counterparty’s full obligation. As with any contractual remedy, there is no guarantee that the Fund will be successful in pursuing such remedies, particularly in the event of the counterparty’s bankruptcy. The agreement may allow for netting of the counterparty’s obligations with respect to a specific transaction, in which case the Fund’s obligation or right will be the net amount owed to or by the counterparty. If a counterparty’s creditworthiness declines, the value of the derivative would also likely decline, potentially resulting in losses to the Fund.

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Leverage Risk. Leverage exists when the Fund can lose more than it originally invested because it purchases or sells an instrument, or enters into a transaction, without investing an amount equal to the full economic exposure of the instrument or transaction. Leverage may cause the Fund’s NAV to be more volatile because leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio holdings. The use of some derivatives may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its initial investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument.

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Liquidity Risk. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses to the Fund.

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Pricing Risk. The risk that the value of a particular derivative does not move in tandem or as otherwise expected relative to the corresponding reference asset.

◾
Risks of Regulation of Derivatives. On October 28, 2020, the SEC adopted Rule 18f-4 under the 1940 Act (“Rule 18f-4”), which governs the use of derivatives by registered investment companies. Rule 18f-4 imposes limits on the amount of derivatives the Fund can enter into and replaces the asset segregation framework used by funds to comply with Section 18 of the 1940 Act. More specifically, Rule 18f-4 generally requires the Fund that enters into derivatives transactions (other than those that qualify as “limited derivatives users”) to: (i) adopt and implement a written derivatives risk management program; (ii) comply with “value at risk” or “VaR” limitations (which is an estimate of potential losses on an instrument or portfolio over a given time horizon and at a specified confidence level) in lieu of existing asset segregation requirements; and (iii) comply with new board reporting and oversight, as well as recordkeeping and certain other, requirements. In addition, Rule 18f-4 provides special treatment for reverse repurchase agreements and similar financing transactions and unfunded commitments. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivative instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which the Fund engages in derivative transactions, may limit or prevent the Fund from using or limit the Fund’s use of these instruments effectively as a part of its investment strategy, and could adversely affect the Fund’s ability to achieve its investment objective. New requirements, even if not directly applicable to the Fund, may increase the cost of the Fund’s investments and the cost of doing business generally.

◾
Risks Related to Position Limits. The exchange on which the Fund’s exchange-traded options and futures contracts are traded has established limitations governing the maximum number of such exchange-traded derivatives on the same underlying asset that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such exchange-traded derivatives are written on the same or different exchanges or are held or written on one or more accounts, or through one or more brokers). Under these limitations, exchange-traded derivatives positions of all investment companies advised by Bluerock are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of certain exchange-traded derivatives positions and may impose other sanctions or restrictions. These position limits may restrict the number of exchange-traded derivatives that Bluerock may buy or sell on behalf of the Fund.

Margin Risk. Certain derivatives require the Fund to make initial margin payments, a form of security deposit intended to protect against nonperformance of the derivative contract. The Fund may have to post additional margin (known as “variation margin”) if the value of the derivative position changes in a manner adverse to the Fund. If the Fund has insufficient cash to meet additional margin requirements, it might need to sell securities at a disadvantageous time. There is also a risk of loss by the Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM or central counterparty. The assets of the Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s or central counterparty’s customers. If the FCM or central counterparty does not provide accurate reporting, the Fund is also subject to the risk that the FCM or central counterparty could use the

Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s or other central counterparty’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the FCM or central counterparty.

[Commodity Exchange Act (“CEA”) Regulation and Exclusions. With respect to the Fund, Bluerock has claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the CEA and the rules of the CFTC and, therefore, Bluerock is not subject to CFTC registration or regulation as a CPO with respect to the Fund. In addition, with respect to the Fund, Bluerock is relying upon a related exclusion from the definition of “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC.

The terms of the CPO exclusion requires the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable currency forward contracts. Because Bluerock and the Fund intend to comply with the terms of the CPO exclusion, the Fund may, in the future, need to adjust its investment strategies, consistent with its investment goal, to limit its investments in these types of instruments. The Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved Bluerock’s reliance on these exclusions, or the Fund, its investment strategy, the Prospectus or this SAI.

Generally, the exclusion from CPO regulation on which Bluerock relies requires the Fund to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Fund’s positions in commodity interests may not exceed 5% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Fund’s commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, the Fund may not be marketed as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps markets. If, in the future, the Fund no longer can satisfy these requirements, Bluerock would withdraw its notice claiming an exclusion from the definition of a CPO with respect to the Fund, and Bluerock would be subject to registration and regulation as a CPO with respect to the Fund, in accordance with CFTC rules that apply to CPOs of registered investment companies. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on Bluerock’s compliance with comparable SEC requirements. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses.]

Other Investments, Investment Techniques and Risks

Special Risk Considerations of Investing in Artificial Intelligence Companies. The rapid development and increasingly widespread use of certain artificial intelligence (“AI”) technologies, including machine learning models and generative AI (collectively, “AI Technologies”), may adversely impact markets and the overall performance of the Fund’s investments. For example, issuers in which the Fund invests may use and/or expand the use of AI Technologies in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, legal liability, and/or an adverse effect on business operations.

AI Technologies are highly reliant on the collection and analysis of large amounts of data and complex algorithms, and it is possible that the information provided through the use of AI Technologies could be insufficient, incomplete, inaccurate or biased leading to adverse effects for the Fund, including, investment losses. Additionally, the use of AI Technologies could impact the market as a whole, including by way of use by malicious actors for market manipulation, fraud and cyberattacks, and may face regulatory scrutiny in the future, which could limit the development of this technology and impede the growth of companies that develop and use AI.

To the extent the Fund invests in companies that are involved in various aspects of AI Technologies, it is particularly sensitive to the risks of those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Such companies may have limited product lines, markets, financial resources or personnel. Securities of such companies, especially smaller, start-up companies, tend to be more volatile than the securities of companies that do not rely heavily on technology.

Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Companies that are extensively involved in AI Technologies also may rely heavily on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

Such companies may engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Actual usage of AI Technologies by the issuers in which the Fund invests will vary. AI Technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to rapidly evolve, and it is impossible to predict the full extent of future applications or regulations and the associated risks to the Fund.

Restrictions on Investments in Other Investment Companies, including ETFs. The 1940 Act imposes the following restrictions on the Fund’s investments in other investment companies, including ETFs: (i) the Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Fund may not invest more than 10% of its total assets in securities issued by other investment companies. The 1940 Act and related rules provide certain exemptions from these restrictions. Absent the Fund’s reliance on any such exemptions, these limitations may prevent the Fund from allocating its investments in the manner that Bluerock considers optimal, or cause Bluerock to select another investment company or other direct investment as an alternative. The Fund’s investment in another investment company may also be limited by other diversification requirements under the 1940 Act and the Code.

Borrowing. The Fund may borrow money to the extent permitted under the 1940 Act, and the rules thereunder, as such statute and rules may be amended or interpreted from time to time by the SEC or its staff. Such borrowings are typically utilized (i) for temporary or emergency purposes, (ii) in anticipation of or in response to adverse market conditions, or (iii) for cash management purposes. All borrowings are limited to an amount not exceeding 33 1/3% of the Fund’s total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation even if it is not advantageous to sell securities at that time. Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in their account with the Custodian (as defined below). The Trust compensates the Custodian for such overdrafts by paying the Custodian an agreed upon rate.

Market Events Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, war or geopolitical tensions, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Inflation Risk. Inflation risk is the risk that the value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Deflation Risk.  Deflation risk is the possibility that prices throughout the economy decline over time — the opposite of inflation. If inflation is negative, the principal and income of an inflation-linked investment will decline and could result in losses for the Fund.

Operational and Cyber Security Risk. The Fund, its service providers, and other market participants depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Fund and its shareholders, despite the efforts of the Fund and its service providers to adopt technologies, processes, and practices intended to mitigate these risks. For example, the Fund, and its service providers, may be susceptible to operational and information security risks resulting from cyber incidents.

In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks also may be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by Bluerock or other service providers to the Trust, and the issuers of securities or other assets in which the Fund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of the Fund’s shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund and its service providers have established business continuity plans in the event of, and systems designed to reduce the risks associated with, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. The rapid development and increasingly widespread use of AI could increase the effectiveness of cyber attacks and exacerbate the risks.

In addition, power or communications outages, acts of God, information technology equipment malfunctions, operational errors (including, but not limited to, human error in the calculation of the rates applicable to the Fund’s Options Strategies), and inaccuracies within software or data processing systems may also disrupt business operations or impact critical data. Market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the Fund’s operations. The Fund cannot control the cyber security plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. The Fund and its shareholders could be negatively impacted as a result. In addition, while the Fund and Bluerock seek to reduce these operational risks through controls and procedures, such measures cannot address every possible risk and may be inadequate to address these risks.

Illiquid Investments and Restricted Securities. Illiquid investments are those that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may invest up to 15% of its net assets in illiquid investments. Because illiquid investments may not be readily marketable, the Fund may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid investments while their prices depreciate. Depreciation in the price of illiquid investments held by the Fund may cause its NAV to decline. An investment that is determined to be liquid may subsequently revert to being illiquid if not enough buyer interest exists.

The Fund may also purchase Rule 144A securities sold to institutional investors without registration under the Securities Act, and commercial paper issued in reliance upon the exemption in Section 4(a)(2) of the Securities Act, for which an institutional market has developed. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer’s ability to honor a demand for repayment of the unregistered security. Restricted securities ordinarily can be sold by the Fund in secondary market transactions to certain qualified investors pursuant to rules established by the SEC, in privately negotiated transactions to a limited number of purchasers or in a public offering made pursuant to an effective registration statement under the Securities Act. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Fund from disposing of them promptly at reasonable prices. When registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable amount of time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, the Fund might obtain a less favorable price than the price which prevailed when it decided to sell.

Investment Restrictions

Fundamental Investment Restrictions

Except as otherwise noted below, the Fund is subject to the following investment restrictions, which are fundamental and cannot be changed without the vote of a majority of the outstanding voting securities of the Fund. The vote of a majority of the outstanding voting securities of the Fund means the vote of (i) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund, whichever is less.

The Fund:

(1)
May not borrow money or issue senior securities, except to the extent permitted by the 1940 Act, and the rules thereunder, as such statute and rules may be amended or interpreted from time to time by the SEC or its staff.

(2)
May not purchase or sell physical commodities, except to the extent permitted by the 1940 Act and any other governing statute, and by the rules and regulations thereunder, and by the SEC or other regulatory agency with authority over the Fund.

(3)
May not act as an underwriter of another issuer’s securities; provided, however, that this restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities or other assets, regardless of whether the Fund may be considered to be an underwriter under the Securities Act.

(4)
Will make investments that will result in the “concentration” (as that term may be defined or interpreted under the 1940 Act, and the rules thereunder, as such statute and rules may be amended or interpreted from time to time by the SEC or its staff) of its investments in companies operating in one or more industries within the technology group of industries.

(5)
May not purchase or sell real estate; provided, however, that the Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).

(6)
May not lend any of its assets or make any other loan, except as permitted by the 1940 Act, and the rules thereunder, as such statute and rules may be amended or interpreted from time to time by the SEC or its staff; provided, however, that this restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

Explanatory Notes

The below notations are not considered to be part of the Fund’s fundamental investment restrictions and may be changed for the Fund without shareholder approval.

Unless otherwise indicated, all limitations under the Fund’s investment restrictions apply only at the time that a transaction is undertaken. Any change in the percentage of the Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Fund’s total assets will not require the Fund to dispose of an investment until Bluerock determines that it is practicable to sell or close out the investment without undue market or tax consequences.

Temporary Defensive Positions

For temporary defensive purposes, the Fund may invest without limitation in cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. A larger percentage of such holdings could impact the investment results of the Fund in a period of rising market prices. Alternatively, a larger percentage of such positions could reduce the magnitude of loss in the portfolio of the Fund in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions. In addition, during such times, the Fund may not achieve its investment objective.

Portfolio Turnover

The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio holdings for the year by the monthly average value of the portfolio holdings owned during the reporting period, excluding securities whose maturities at the time of purchase were one year or less. The portfolio turnover rate of the Fund may vary greatly from year to year, as well as within a particular year, and may be affected by cash requirements for redemption of Shares and by requirements that enable the Fund to receive favorable tax treatment. High portfolio turnover rates will generally result in higher brokerage expenses and may increase the volatility of the Fund.

The Fund is newly organized, and, as of the most recent fiscal year end, has not had any portfolio turnover.

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of

Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 under the Securities Act is only available with respect to transactions on an exchange.

Bluerock and/or its affiliates (each, as applicable, a “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part) the Fund upon launch or thereafter, or may purchase Shares from broker-dealers or other investors that have previously provided “seed” for the Fund at its launch or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of the Fund, the Shares will be registered to permit their resale from time to time after purchase. The Fund will not receive any of the proceeds from the resale by the Selling Shareholders of these Shares.

Any such Selling Shareholder may sell all or a portion of the Shares owned by it and offered hereby from time to time directly or through one or more broker-dealers, and may also hedge such positions. The Shares may be sold on any national securities exchange on which the Shares are listed or quoted at the time of sale, in the over-the-counter market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected in transactions, which may involve crosses or block transactions. A Selling Shareholder may use any one or more of the following methods when selling Shares:

◾
ordinary brokerage transactions through brokers or dealers (who may act as agents or principals) or directly to one or more purchasers;
◾
privately negotiated transactions;
◾
through the writing or settlement of options or other hedging transactions, whether such options are listed on an options exchange or otherwise; and
◾
any other method permitted pursuant to applicable law.

A Selling Shareholder may also loan or pledge shares to broker-dealers that in turn may sell such Shares, to the extent permitted by applicable law. A Selling Shareholder may also enter into options or other transactions with broker-dealers or other financial institutions, or the creation of one or more derivative securities that require the delivery to such broker-dealer or other financial institution of Shares, which Shares such broker-dealer or other financial institution may resell.

A Selling Shareholder and any broker-dealer or agents participating in the distribution of Shares may be deemed to be “underwriters” within the meaning of Section 2(a)(11) of the Securities Act in connection with such sales. In such event, any commissions paid to any such broker-dealer or agent and any profit on the resale of the Shares purchased by them may be deemed to be underwriting commissions or discounts under the Securities Act.

Any such Selling Shareholder who may be deemed an “underwriter” within the meaning of Section 2(a)(11) of the Securities Act will be subject to the applicable prospectus delivery requirements of the Securities Act. As of the date of this SAI, the Fund is not aware of any Selling Shareholder that has a written or oral agreement or understanding, directly or indirectly, with any person to distribute Shares.  Upon the Fund being notified in writing by a Selling Shareholder that any material arrangement has been entered into with a broker-dealer for the sale of Shares through a block trade, special offering, exchange distribution or secondary distribution or a purchase by a broker or dealer, the Fund intends to supplement to this SAI, if required, pursuant to Rule 497 under the Securities Act, to disclose: (i) the name of such Selling Shareholder and of the participating broker-dealer(s); (ii) the number of Shares involved; (iii) the price at which such Shares were sold; (iv) the commissions paid or discounts or concessions allowed to such broker-dealer(s), where applicable; (v) that such broker-dealer(s) did not conduct any investigation to verify the information set out or incorporated by reference in the Fund’s Prospectus and SAI; and (vi) other facts material to the transaction.

A Selling Shareholder and any other person participating in such distribution will be subject to applicable provisions of the Exchange Act and the rules and regulations thereunder, including, without limitation, to the extent applicable, Regulation M of the Exchange Act, which may limit the timing of purchases and sales of any of the Shares by the Selling Shareholder and any other participating person. To the extent applicable, Regulation M may also restrict the ability of any person engaged in the distribution of Shares to engage in market-making activities with respect to the Shares. All of the foregoing may affect the marketability of the Shares and the ability of any person or entity to engage in market-making activities with respect to the Shares. There is a risk that the Selling Shareholder may redeem its investments in the Fund or otherwise sell its Shares to a third party that may redeem. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund.

Disclosure of Portfolio Holdings

[The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures regarding the disclosure of Fund portfolio holdings information (the “Disclosure Policy”) to protect the interests of Fund shareholders and to address potential conflicts of interest that could arise between the interests of shareholders and the interests of Bluerock or the Distributor, or any affiliated persons of those entities. Subject to the limited exceptions described below, the Trust will not make available to anyone non-public portfolio holdings information until such time as the information is made available to all shareholders or the general public.

As used in the Disclosure Policy and throughout this SAI, the term “portfolio holdings information” includes information with respect to the portfolio holdings of the Fund, including holdings that are derivatives, but does not include aggregate, composite or descriptive information that, in the reasonable judgement of the Trust’s Chief Compliance Officer (“CCO”), does not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading to the detriment of the Fund.

Each business day, portfolio holdings information will be provided to the Fund’s transfer agent or other agent for dissemination through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or other fee based subscription services to NSCC members and/or subscribers to those other fee based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading Shares in the secondary market. Information with respect to the Fund’s portfolio holdings is also disseminated daily online at www.[WEBSITE].com.

The Distributor may also make available portfolio holdings information to other institutional market participants and entities that provide information services. This information typically reflects the Fund’s anticipated holdings on the following business day. Other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, portfolio holdings information that is not filed with the SEC or posted on the publicly available website online may be provided to third parties only in limited circumstances, as described below.

Consistent with current law, the Fund also releases complete portfolio holdings information each fiscal quarter through regulatory filings with no more than a 60-day lag.

Exceptions to the Disclosure Policy (to the extent not otherwise permitted pursuant to an exclusion) will be made only when: (1) the Trust’s CCO (or his or her designee) determines in writing that the Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public; (2) the recipient is subject to a duty of confidentiality pursuant to a signed non-disclosure agreement or subject to professional or ethical obligations not to disclose or otherwise improperly use the information, such as would apply to independent registered public accounting firms or legal counsel; (3) the release of such information would not otherwise violate the antifraud provisions of the federal securities laws or fiduciary duties owed to Fund shareholders; and (4) such disclosures is documented and reported to the Board on a quarterly basis.

Under the Disclosure Policy, the receipt of compensation by the Fund, Bluerock or any affiliate thereof, as consideration for disclosing non-public portfolio holdings information will not be deemed a legitimate business purpose.

The Fund has ongoing arrangements to distribute information about the Fund’s portfolio holdings information to the Fund’s third-party service providers described herein (e.g., investment advisers, independent registered public accounting firm, administrator, transfer agent and fund accounting agent, custodian and legal counsel). These organizations are required to keep such information confidential and are prohibited from trading based on the information, or otherwise using the information, except as necessary to provide services to the Fund. No compensation or other consideration is received by the Fund, Bluerock or any other party in connection with each such ongoing arrangements.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings information by overseeing the implementation and enforcement of the Disclosure Policy and considering reports and recommendations by the Trust’s CCO concerning any material compliance matters that may arise in connection with the Disclosure Policy. The Board reserves the right to amend the Disclosure Policy at any time without prior notice in its sole discretion.]

Trustees and Executive Officers of the Trust

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Trust. The Board, in turn, appoints the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series, as applicable. The current Trustees and officers of the Trust, their years of birth, position with the Trust, term of office with the Trust and length of time served, their principal occupation and other directorships held for the past five years, and the number of funds to which Bluerock serves as investment adviser (the “Fund Complex”) that are overseen by each Trustee are set forth below. The address of each Trustee and officer is 919 Third Avenue, Suite 4000, New York, New York 10022.

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustees [1]	Other Directorships Held During Past Five Years

Independent Trustees of the Trust[2]
[ ]	Trustee	[ ]	[ ]	1	[ ]

Sole Trustee of the Trust

Jordan Ruddy (1963)	Sole Trustee and President	Since 2026
Chief Operating Officer, Bluerock Real Estate LLC (2002 – Present); President, Bluerock Fund Advisor, LLC (2013 – Present); President, Bluerock Asset Management, LLC (2018 – Present); President, Bluerock Credit Fund Advisor, LLC (2018 – Present); Chief Operating Officer,
			N/A	N/A

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustees [1]	Other Directorships Held During Past Five Years
Bluerock Residential Growth REIT (2008 – 2022).

Officers of the Trust
Simon Adamiyatt (1962)	Treasurer and Principal Financial Officer	Since 2026	Executive Director, Bluerock Real Estate, LLC (2018 – Present).	N/A	N/A

Jason Emala (1978)	Secretary	Since 2026
General Counsel of Bluerock Real Estate, LLC (2002 – Present); Chief Legal Officer of Bluerock Fund Advisor, LLC and Bluerock Credit Fund Advisor, LLC (2018 – Present); General Counsel of Bluerock Capital Markets, LLC and Bluerock Asset Management, LLC (2018 – Present).
				N/A	N/A

1	The “Fund Complex” includes each series of the Trust.

2	The Trustees of the Trust who are not “interested persons,” as defined under section 2(a)(19) of the 1940 Act, of the Trust (the “Independent Trustees”).

Board Leadership Structure

The Board has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The business of the Fund is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Fund’s By-laws (the “Governing Documents”), each as amended from time to time, which have been filed with the SEC and are available upon request. The Board currently consists of [  ] individuals, [  ] of whom are Independent Trustees. Pursuant to the Governing Documents of the Fund, the Trustees elected officers including a President (Principal Executive Officer), a Secretary, and a Treasurer (Principal Financial Officer). The Board retains the power to conduct, operate and carry on the business of the Fund and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Fund’s purposes. The Trustees, officers, employees and agents of the Fund, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

The Board approves financial arrangements and other agreements between the Fund, on the one hand, and Bluerock or any of its affiliated parties, on the other hand. The Independent Trustees meet regularly as a group in executive session and with independent legal counsel. The Board has determined that the efficient conduct of the Board’s affairs makes it desirable to delegate responsibility for certain specific matters to various committees of the Board (each, a “Committee,” and, together, the “Committees”), as described below. The Committees meet as often as necessary or appropriate, either in conjunction with regular meetings of the Board or otherwise. The chair, if any, of each Committee is appointed by a majority of the Independent Trustees upon recommendation of the Committee. [  ] serves as Chairman of the Board.

This structure is reviewed by the Board periodically, and the Board believes it to be appropriate and effective. The Board also completes an annual self-assessment during which it reviews its leadership and Committee structure, and considers whether its structure remains appropriate in light of the Fund’s current operations.

Each Trustee shall hold office for the lifetime of the Trust or until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor or, if sooner, until he or she dies, declines to serve, resigns, retires, is removed or is incapacitated. The Board may fill any vacancy on the Board provided that, after such appointment, at least two-thirds of the Trustees have been elected by shareholders. Any Trustee may be removed by the Board, with or without cause, by action of a majority of the Trustees then in office, or by a vote of shareholders at any meeting called for that purpose.

The Officers of the Trust are appointed by the Board, or, to the extent permitted by the Trust’s By-laws, by one or more officers or agents of the Trust with power to appoint any such subordinate officers, and each shall serve at the pleasure of the Board. Subject to the rights, if any, of an officer under any contract of employment, any officer may be removed from office with or without cause by the Board, or, to the extent permitted by the Trust’s By-laws, by any officer upon whom such power of removal shall have been conferred by the Board.

Committees of the Board

[The Board has two standing committees: the Audit Committee and the Nominating and Governance Committee. The function of each Committee is oversight. In addition, each Committee may from time-to-time delegate certain of its functions to a subcommittee comprised of members of the Board.

The Audit Committee has the responsibility, among other things, to: (i) oversee the accounting and financial reporting policies and practices of the Fund, the Fund’s internal control over financial reporting, and as the Committee deems appropriate, the internal controls of certain service providers; (ii) oversee the quality and objectivity of the Fund’s financial statements and the independent audits thereof; (iii) recommend the appointment of the Fund’s independent registered public accounting firm to the Board for the Board’s selection; (iv) act as a liaison between the Fund’s independent registered public accounting firm and the full board. The Audit Committee is composed of [  ], and [  ] serves as chairperson of the Audit Committee.

The responsibilities of the Nominating and Governance Committee, among other things, include to: (i) assist the Board in its review and oversight of governance matters; (ii) assist the Board with the selection and nomination of candidates to serve on the Board; (iii) periodically review the composition of the Board and the committees’ structures (iv) assist the Board in evaluating the support provided to the Board and its committees and members by management, counsel and other service providers to the Board; and (v) undertake such other responsibilities as may be delegated to the Committee by the Board. The Nominating and Governance Committee is composed of [  ], and [  ] serves as chairperson of the Nominating and Governance Committee.

The Nominating and Governance Committee may consider nominations for candidates to serve as Trustees made by Fund shareholders. Shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust, which should include the biographical information and qualifications of the proposed nominee. The Committee may request any additional information deemed reasonably necessary for the Committee to evaluate such nominee.]

Board Oversight of Risk Management

The Board’s role is one of oversight, including oversight of the Fund’s risks, rather than day-to-day management. The Board’s committee structure allows the Board to focus on risk management as part of its broader oversight of the operations of the Fund. While day-to-day risk management of the Fund is Bluerock’s responsibility, Trustees receive regular reports from the Trust’s CCO, Bluerock and the Trust’s various service providers regarding investment risks and compliance risks. These reports allow the Board to focus on various risks and their potential impact on the Fund. The Board has discussions with the Trust’s CCO and Bluerock, as well as the Fund’s portfolio manager, regarding how they monitor and seek to control such risks. Additionally, the Trust’s CCO and other officers of the Fund regularly, and on an ad hoc basis, report to the Board on a variety of risk-related matters.

The Board has retained Bluerock as the Fund’s investment adviser. Bluerock is responsible for the day-to-day operation of the Fund. Bluerock may delegate certain of the investment operations of the Fund to one or more sub-advisers. Bluerock will be responsible for supervising the services provided by each sub-adviser including risk management services.

Additionally, the Board meets periodically with the Trust’s CCO who reports to the Trustees regarding the compliance of the Fund with the federal securities laws and the internal compliance policies and procedures of the Fund. The Board also reviews the CCO’s annual report, including the CCO’ compliance risk assessments for the Fund.

Trustees’ Qualifications and Experience

The Nominating and Governance Committee is responsible for identifying, evaluating and nominating trustee candidates. The Nominating and Governance Committee reviews the background and the educational, business and professional experience of trustee candidates and the candidates’ expected contributions to the Board. Trustees selected to serve on the Board are expected to possess relevant skills and experience, time availability and the ability to work well with the other Trustees. A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s executive, business, consulting, and/or legal positions; experience from service as a director/trustee of other investment companies, public companies, or non-profit entities or other organizations; educational background or professional training or practice; and/or other life experiences.

The Board believes that each of the Trustees has the ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with each other, Bluerock, other service providers, Trust counsel and the independent registered public accounting firm; and to exercise effective business judgment in the performance of his or her duties. The following provides a brief summary of the information that led to the conclusion that each Trustee should serve as a Trustee of the Board.

[Independent Trustee Qualifications]

References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Trustee Ownership of Fund Shares

The Fund is newly organized and therefore no trustee beneficially owned shares of the Fund as of the calendar year ended December 31, 2025.

Trustee Compensation

Independent Trustees shall each receive an annual salary of $[ ] from the Trust. The interested trustee does not receive compensation from the Trust for his service as a Trustee.

Set forth below is the estimated rate of compensation to be received by the Independent Trustees for the initial fiscal period ending [  ], 2026.

Name of Independent Trustee	Estimated Aggregate Compensation[1] From the Trust		Pension or Retirement Benefits Accrued as Part of Portfolio Expenses	Annual Benefits Upon Retirement	Estimated Total Compensation from the Trust and Fund Complex Paid to Trustees
[ ]	$	[ ]	None	None	$	[ ]
[ ]	$	[ ]	None	None	$	[ ]
[ ]	$	[ ]	None	None	$	[ ]

1	Aggregate compensation is comprised of all applicable retainers and meeting fees, but does not include reimbursements for Trustee expenses.

Codes of Ethics

Federal law requires the Trust, each of its investment advisers (i.e., Bluerock with respect to the Fund) to adopt codes of ethics, which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Trust).

Proxy Voting Guidelines

Federal law requires the Trust and each of its investment advisers (i.e., Bluerock with respect to the Fund) to adopt procedures for voting proxies (the “Proxy Voting Policy”) and to provide a summary or copy of the Proxy Voting Policy used to vote the securities held by the Fund. [The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Fund, which delegate the responsibility for voting proxies to [Bluerock], subject to the Board’s continuing oversight. The Policies require that Bluerock vote proxies received in a manner consistent with the best interests of the Fund and shareholders. The Policies require Bluerock to present to the Board, at least annually, Bluerock’s Proxy Policies and a record of each proxy voted by Bluerock on behalf of the Fund, including a report on the resolution of all proxies identified by Bluerock involving a conflict of interest.

Where a proxy proposal raises a material conflict between the interests of Bluerock, any affiliated person(s), the Fund’s principal underwriter (distributor) or any affiliated person of the principal underwriter (distributor), or any affiliated person of the Fund and the Fund’s or its shareholder’s interests, Bluerock will resolve the conflict by voting in accordance with the policy guidelines or at the Fund’s directive using the recommendation of an independent third party. If the third party’s recommendations are not received in a timely fashion, Bluerock will abstain from voting. A copy of the Policies are attached hereto as Appendix B.]

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge (i) upon request, by calling [TOLL FREE NUMBER], (ii) online at www.[WEBSITE].com or (iii) on the SEC’s website at www.sec.gov. In addition, a copy of the Fund’s proxy voting policies and procedures are available by calling toll-free at [TOLL FREE NUMBER] and will be sent within [three business days] of receipt of a request.

Investment Advisory and Other Services

Investment Adviser

Bluerock ETF Advisor, LLC (“Bluerock”), located at 919 Third Avenue, Suite 4000, New York, New York, 10022, serves as investment adviser to the Fund. Bluerock is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Bluerock is a Delaware limited liability company formed in 2026. Bluerock is a subsidiary of Bluerock Enterprise Holdings, LP.

Under the Investment Advisory Agreement (the “Advisory Agreement”) with the Trust, Bluerock manages the Fund in accordance with the policies and procedures established by the Board, and has agreed to perform, or arrange for the performance of, the day-to-day management of the Fund’s portfolio.
For services provided under the Advisory Agreement, Bluerock receives from the Fund an annual fee, paid monthly, equal to [___]% of the average daily net assets of the Fund (the “Advisory Fee”). [The Advisory Fee is structured as a “unified fee.” Accordingly, in consideration of the fees paid with respect to the Fund, Bluerock has agreed to pay all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Advisory Fee, distribution (Rule 12b-1) fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, and extraordinary or other non-routine expenses (such as litigation and indemnification expenses).]
The Advisory Agreement continues in effect for an initial period of no more than two years and, thereafter, shall continue automatically for successive annual periods; provided, however, that such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and, in either case, by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement terminates automatically in the event of its “assignment,” as defined under the 1940 Act. It may be terminated at any time, without the payment of any penalty, by vote of a majority of the outstanding voting securities of the Fund, by the Board or by Bluerock on not more than 60 days’ written notice. The Advisory Agreement further provides that Bluerock may render similar services to others.

The Fund is newly organized, and, as of the most recent fiscal year end, has not paid any investment advisory fees.

Sub-Adviser

[_________] (“[_____]”), located at [___________], serves as the trading sub-adviser to the Fund. [_____] is registered with the SEC as an investment adviser under the Advisers Act. [_____] is a [__________] formed in [____]. [_____] is a subsidiary of [_____].

[_____] is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, and monitoring of Fund trading activity, subject to the oversight of the Adviser and the Board.

Portfolio Manager

Jonas Hallgren, the Fund’s portfolio manager, is primarily responsible for the day-to-day management of the Fund’s portfolio. Prior to the Trust’s most recent fiscal year end, the Fund had not commenced operations and, therefore, the portfolio manager did not beneficially own any shares of the Fund.

As a general matter, certain conflicts of interest may arise in connection with the portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”, if any). Bluerock has adopted policies and procedures and has structured its portfolio managers’ compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Fund’s portfolio manager is paid a competitive salary by Bluerock. In addition, he may receive bonuses based on qualitative considerations, such as his contribution to the organization, and performance reviews in relation to job responsibilities.

The Fund’s portfolio manager manages the investment vehicles with the number of accounts and assets, as of [__________], set forth in the table below. None of the accounts managed by the portfolio manager pay an advisory fee that is based upon the performance of the account.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Jonas Hallgren	[__]	$[__]	[__]	$[__]	[__]	$[__]

Transfer Agent and Fund Accounting Agent

[___________] (“Fund Services”), located at [__________], serves as transfer agent for the Fund pursuant to a transfer agent servicing agreement and as Fund accounting agent pursuant to the Fund accounting servicing agreement.

Administrator

[___________] (the “Administrator”), located at [___________], serves as the administrator for the Fund pursuant to the Fund administration servicing agreement (the “Fund Administration Servicing Agreement”). Under the Fund Administration Servicing Agreement, the Administrator is obligated, on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust. The Administrator generally will assist in many aspects of the Trust’s and the Fund’s operations, including accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), assisting in preparing reports to shareholders or investors, assisting in the preparation and filing of tax returns, supplying financial information and supporting data for reports to and filings with the SEC, and supplying supporting documentation for meetings of the Board.

Prior to the Trust’s most recent fiscal year end, the Fund had not commenced operations and thus had paid no administrative services fees pursuant to the Fund Administration Servicing Agreement.

Custodian

[___________] (“Custodian”), located at [___________], serves as the Custodian for the Fund pursuant to a custody agreement (the “Custody Agreement”). The Custodian holds the Fund’s assets, among other duties. Under the Custody Agreement, the Custodian is also authorized to appoint certain foreign custodians for Fund investments outside of the United States.

Legal Counsel

Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, PA 19103, serves as the Trust’s legal counsel.

Independent Registered Public Accounting Firm

[___________________], has been selected as the independent registered public accounting firm for the Trust. As such, they are responsible for auditing the Fund’s annual financial statements.

Securities Lending

Subject to certain investment restrictions, the Fund may, subject to Board approval, lend securities from its portfolio to brokers, dealers and financial institutions deemed creditworthy and receive, as collateral, cash or cash equivalents, which, at all times while the loan is outstanding, will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities that will increase the current income of the Fund lending its securities.

The Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights and subscription rights. While a securities loan is outstanding, the Fund is to receive an amount equal to any dividends, interest or other distributions with respect to the loaned securities. The Fund may pay reasonable fees to persons unaffiliated with the Trust for services in arranging such loans.

Even though securities lending usually does not impose market risks on the lending Fund, as with any extension of credit, there are risks of delay in recovery of the loaned securities and in some cases loss of rights in the collateral should the borrower of the securities fail financially. In addition, the value of the collateral taken as security for the securities loaned may decline in value or may be difficult to convert to cash in the event that the Fund must rely on the collateral to recover the value of the securities. Moreover, if the borrower of the securities is insolvent, under current bankruptcy law, the Fund could be ordered by a court not to liquidate the collateral for an indeterminate period of time. If the borrower is the subject of insolvency proceedings and the collateral held might not be liquidated, the result could be a material adverse impact on the liquidity of the lending Fund.

As of the date of this SAI, the Fund has not engaged in any securities lending activities.

Distribution and Servicing of Shares

[____________], located at [_____________], serves as underwriter for the Fund in the continuous distribution of its Shares pursuant to a Distribution Agreement (the “Distribution Agreement”). Unless otherwise terminated, the Distribution Agreement will continue for an initial period of two years and from year to year thereafter for successive annual periods, if such continuance is approved at least annually by (i) the Board or by the vote of a majority of the outstanding shares of the Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

The Distributor, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Fund. The Distributor is not affiliated with the Trust or Bluerock.

Distribution Plan

The Trust has adopted a Distribution Plan under Rule 12b-1 (“Rule 12b-1 Plan”) of the 1940 Act with respect to the Shares. The Rule 12b-1 Plan permits the Fund to pay the Distributor, as the Fund’s principal underwriter, for expenses associated with the distribution of Shares. Under the Rule 12b-1 Plan, the Fund is authorized to pay the Distributor an annual fee of 0.25% of the average daily net assets of the Shares.

No Rule 12b-1 fees are currently paid by the Fund, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment in the Fund. By purchasing Shares subject to distribution fees and service fees, you may pay more over time than you would by purchasing Shares with other types of sales charge arrangements.

As required by Rule 12b-1, the Rule 12b-1 Plan was approved by the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan (the “12b-1 Plan Independent Trustees”). The Rule 12b-1 Plan may be terminated for the Shares by vote of a majority of the 12b-1 Plan Independent Trustees, or by vote of a majority of the outstanding Shares. Any change in the Rule 12b-1 Plan that would materially increase the amount to be spent for distribution requires shareholder approval. If such fees are ever paid by the Fund, the Trustees will review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Rule 12b-1 Plan may be amended by vote of the Trustees, including a majority of the 12b-1 Plan Independent Trustees, cast at a meeting called for that purpose. All agreements with any person relating to the implementation of the Rule 12b-1 Plan may be terminated for the Fund at any time on 60 days’ written notice without the payment of any penalty, by vote of a majority of the 12b-1 Plan Independent Trustees or by a vote of the majority of the outstanding Shares. The Rule 12b-1 Plan will continue in effect for successive one-year periods; provided, however, that each such continuance is specifically approved by the vote of a majority of the Board, and the Rule 12b-1 Plan Independent Trustees, cast at a meeting called for that purpose.

Payments to Financial Intermediaries

Bluerock and/or its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund. Additionally, Bluerock and/or its affiliates may pay, out of their own resources, amounts to financial intermediaries for assistance with communication, distribution of materials and other services for their clients that are shareholders of the Fund, or for other services in connection with the organization or operation of the Fund. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments.

Brokerage Allocation and Other Practices

Allocation of Brokerage

[Specific decisions to make investments on behalf of the Fund are made by the portfolio manager who is an employee of Bluerock. In selecting a broker or dealer to execute each particular transaction, Bluerock will take the following into consideration: execution capability, trading expertise, accuracy of execution, commission rates, reputation and integrity, fairness in resolving disputes, financial responsibility and responsiveness.

Brokers or dealers executing a portfolio transaction on behalf of the Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if Bluerock determines in good faith that such commission is reasonable in relation to the value of brokerage and research services provided to the Fund. In allocating portfolio brokerage, Bluerock may select brokers or dealers who also provide brokerage, research and other services to other accounts over which Bluerock exercises investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Fund, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Fund.]

The Fund is newly organized, and, as of the most recent fiscal year end, has not paid any brokerage or commissions.

Soft Dollars

[Bluerock is authorized by the Trustees to allocate the orders placed on behalf of the Fund to brokers or dealers who may, but need not, provide research or statistical material or other services to the Fund or Bluerock for the Fund’s use. Such allocation is to be in such amounts and proportions as Bluerock may determine. These materials and services are commonly distributed by many broker-dealers to many market participants, are not associated with particular transactions, and do not obligate Bluerock to trade with any particular broker-dealer. As these items are made readily available by many broker-dealers to many market participants and they do not affect Bluerock’s selection of a particular broker-dealer for a specific transaction, Bluerock does not believe that it has conflicts of interest related to soft dollars in the case of Fund transactions.]

Prior to the Trust’s most recent fiscal year end, the Fund had not commenced operations and thus had paid no soft dollar commissions.

Affiliated Brokers

Prior to the Trust’s most recent fiscal year end, the Fund had not commenced operations and thus had paid no brokerage commissions to affiliated broker-dealers.

Purchases and Redemptions of Creation Units

The Fund issues and sells Shares only in Creation Units on a continuous basis through the Distributor, at their NAV next determined after receipt, on any Business Day, for an order received in proper form. The processes for purchasing and redeeming Creation Units are described below.

Purchases of Creation Units

Fund Deposit. Under normal circumstances, the consideration for purchase of a Creation Unit of the Fund generally consists of an in-kind deposit of Deposit Securities and a Cash Component computed as described below, plus, in either case, a creation transaction fee as described below in the section entitled “Creation Transaction Fee.” The Deposit Securities and the Cash Component, as applicable, constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The Cash Component is comprised of a “Balancing Amount” as well as any cash in lieu of securities (as described below). The Balancing Amount is equal to the difference between the NAV of the Shares (per Creation Unit) and the market value of the Deposit Securities. If the Balancing Amount is a positive number (i.e., the NAV attributable to a Creation Unit exceeds the market value of the Deposit Securities), the Balancing Amount will be such positive amount. If the Balancing Amount is a negative number (i.e., the NAV attributable to a Creation Unit is less than the market value of the Deposit Securities), the Balancing Amount will be such negative amount, and the creator will be entitled to receive cash from the Fund in an amount equal to the Balancing Amount. The Balancing Amount serves the function of compensating for any differences between the NAV attributable to a Creation Unit and the market value of the Deposit Securities.

The Cash Component will generally include cash in lieu of securities: (1) in the case of bonds, for minor differences when it is impossible to break up bonds beyond certain minimum sizes needed for transfer and settlement; (2) for minor differences when rounding is necessary to eliminate fractional shares or lots that are not tradeable round lots (i.e., the standard unit of trading in that particular type of security in its primary market); or (3) if, on a given Business Day, the Fund requires all Authorized Participants purchasing or redeeming Creation Units on that day to deposit or receive (as applicable) cash in lieu of certain portfolio holdings solely because: (i) such portfolio holdings are not eligible for transfer either through the NSCC or the DTC; (ii) if the Fund holds non-U.S. securities, such non-U.S. securities are not eligible for trading due to local trading restrictions, local restrictions on securities transfers or other similar circumstances; or (iii) “To Be Announced” (“TBA”) transactions, short positions, derivatives and other positions that cannot be transferred in kind (including instruments that can be transferred in kind only with the consent of the original counterparty to the extent the Fund does not seek such consents).

The Fund, through the NSCC, makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of Shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of Shares of the Deposit Securities required for the Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events, as applicable, are reflected from time to time by Bluerock with a view to the investment objective of the Fund. In addition, the Trust reserves the right to (i) utilize an all-cash basket; (ii) permit or require a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery, that may not be eligible for trading by an Authorized Participant or the investor for which it is acting, or that is a non-U.S. holding, which, if transferred, would result in unfavorable tax treatment to the recipient of such Deposit Security; (iii) utilize a secondary basket that differs from the initial creation basket used in transactions on that same Business Day; or (iv) utilize a basket that is composed of a non-representative selection of the Fund’s portfolio holdings.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of the Fund Deposit, the Fund, through the NSCC, also makes available on each Business Day the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit of the Fund.

Procedures for Purchasing Creation Units. To be eligible to place orders to purchase a Creation Unit of the Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of NSCC (the “Clearing Process”) or a clearing agency that is registered with the SEC, or (ii) a DTC Participant (see the section entitled, “Book-Entry Only System” below) and, in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participant Agreement”). A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement to transact in Shares. All Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to purchase Creation Units must be placed for one or more Creation Unit size aggregations of Shares. All orders to purchase Creation Units, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than [4:00 p.m. Eastern time] (“Order Cut-Off Time”), in each case on the date such order is placed in order for the purchase of Creation Units to be effected based on the NAV of Shares as next determined on such date after receipt of the order in proper form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement (see the sections entitled, “Placement of Creation Orders Using the Clearing Process” and “Placement of Creation Orders Outside the Clearing Process” below). Severe economic or market disruptions or changes, or telephone or other communication failures, may impede the ability to reach the Distributor or an Authorized Participant.

Orders to purchase Creation Units of the Fund will be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, an Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, i.e., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, in such instances, orders to purchase Creation Units of the

Fund will need to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Order Cut-Off Time on the Transmittal Date.

Orders for creation that are effected outside the Clearing Process are likely to require transmittal of the Deposit Securities by a DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the broker or depository institution effectuating the transfer of Deposit Securities and the Cash Component.

Placement of Creation Orders Using the Clearing Process. The Clearing Process is the process of purchasing or redeeming Creation Units through the Continuous Net Settlement System of NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Trust’s transfer agent to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s purchase order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Fund, together with such additional information as may be required by the Distributor. An order to purchase Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Order Cut-Off Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant that wishes to place an order to purchase Creation Units outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the purchase of Creation Units will instead be effected through a transfer of Deposit Securities and a Cash Component directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Trust by no later than [11:00 a.m., Eastern time], of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination will be final and binding. Cash equal to the Cash Component must be transferred directly to the Trust through the Federal Reserve wire system in a timely manner so as to be received by the Trust no later than [2:00 p.m., Eastern time], on the next Business Day immediately following such Transmittal Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Order Cut-Off Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Trust does not receive both the requisite Deposit Securities and the Cash Component by the times specified above, such order will be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Units of the Fund so created will occur no later than the Business Day following the day on which the purchase order is deemed received by the Distributor.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component plus (ii) [___%] of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order will be deemed to be received on the Business Day on which the order is placed, provided that the order is placed in proper form prior to the Order Cut-Off Time on such date and federal funds in the appropriate amount are deposited with the Trust by [11:00 a.m., Eastern time], the following Business Day. If the order is not placed in proper form by the Order Cut-Off Time, or federal funds in the appropriate amount are not received by the time specified above, then the order may be deemed to be rejected and the investor will be liable to the Trust for losses, if any, resulting therefrom. An additional amount of cash will be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to [___%] of the daily mark-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by [1:00 p.m., Eastern time], on the Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a mark-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Trust or purchased by the Trust and deposited into the Trust. In addition, a transaction fee will be charged in all cases. The delivery of Creation Units of the Fund so created will occur no later than the Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Units. The Trust reserves the right to reject a creation order transmitted to it by the Distributor in respect of the Fund for any legally permissible reason if (a) the Trust determines that the order is not in proper form; (b) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (c) the Deposit Securities delivered are not as disseminated through the facilities of the Exchange for that date by the Trust, as described above; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; or (e) as a result of circumstances outside the control of the Trust, the Distributor and Bluerock make it, for all practical purposes, impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, facsimile or computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, Bluerock, the Distributor, DTC, NSCC or any other participant in the creation process; and similar extraordinary events. The Distributor will notify the Authorized Participant of its rejection of such order. The Trust, the Transfer Agent and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor will any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered will be determined by the Trust, and the Trust’s determination will be final and binding.

Creation Transaction Fee. To compensate the Trust for transfer and other transaction costs involved in creation transactions, investors will be required to pay a fixed creation transaction fee, assessed per transaction in the amount of $[____]. In the case of cash creations or where the Fund permits or requires an Authorized Participant to substitute cash in lieu of depositing a portion of the Deposit Securities, the Authorized Participant may be assessed an additional variable charge to compensate the Fund for the costs associated with purchasing the applicable securities.

From time to time and for such periods as Bluerock may deem appropriate, Bluerock, upon delegated authority from the Board, may increase, decrease or otherwise modify the transaction fee for the purchase of Shares, to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a purchase of a Creation Unit may be charged a fee for such services.

Redemptions of Creation Units

Redemptions. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor and the Fund and only on a Business Day. The Trust will not redeem Shares in amounts less than Creation Units, except as otherwise permitted by the 1940 Act or as determined by the Board. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Fund. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit for redemption. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

The Fund, through the NSCC, makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the Deposit Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. The Fund may, in its sole discretion, provide such redeemer a basket of cash and/or securities which differs from the exact composition of the Deposit Securities but does not differ in NAV. Deposit Securities received on redemption may not be identical to Deposit Securities that are applicable to purchases of Creation Units.

The composition of any redemption proceeds will normally be the same as the composition of the Fund Deposit, as described above, less a redemption transaction fee as described below in the section entitled “Redemption Transaction Fee.” The identity and number of Shares of the Deposit Securities required for redemptions changes as rebalancing adjustments and corporate action events, as applicable, are reflected from time to time by Bluerock with a view to the investment objective of the Fund. In addition, the Trust reserves the right to (i) utilize an all-cash basket; (ii) permit or require a cash in lieu amount to be added to the Cash Component to replace any Deposit Security that may not be eligible for trading by an Authorized Participant or the investor for which it is acting, or that is a non-U.S. holding, which, if transferred, would result in unfavorable tax treatment to the recipient of such Deposit Security; (iii) utilize a secondary basket that differs from the initial redemption basket used in transactions on that same Business Day; or (iv) utilize a basket that is composed of a non-representative selection of the Fund’s portfolio holdings.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Trust not later than the Order Cut-Off Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Fund after the Order Cut-Off Time will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Deposit Securities and the Cash Component will be transferred by the Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant that wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. An order to redeem Creation Units outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Trust not later than the Order Cut-Off Time on such Transmittal Date; (ii) such order is accompanied or preceded by the requisite number of Shares of the Fund and the Cash Component specified in such order, which delivery must be made through DTC to the Trust not later than [11:00 a.m. and 2:00 p.m., respectively, Eastern time], on the next Business Day following such Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed.

After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Deposit Securities, which are expected to be delivered within one Business Day, and the Cash Component to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

The calculation of the value of the Deposit Securities and the Cash Component to be delivered upon redemption will be made by the Trust according to the procedures set forth under the section entitled “Pricing of Shares,” computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Trust by a DTC Participant not later than the Order Cut-Off Time on the Transmittal Date, and the requisite number of Shares are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Deposit Securities and the Cash Component to be delivered will be determined by the Trust on such Transmittal Date. In the event that the requisite number of Shares are not delivered to the Custodian prior to the DTC Cut-Off-Time, the Trust may deliver the Deposit Securities notwithstanding such deficiency in reliance on the undertaking of the Authorized Participant to deliver the missing Shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery, prior to the DTC Cut-Off-Time, and subsequent maintenance of collateral consisting of cash having a value at least equal to [___%] of the value of the missing Shares (the “Cash Collateral”). If, however, a redemption order is submitted to the Trust by a DTC Participant not later than the Order Cut-Off Time on the Transmittal Date but either (1) the requisite number of Shares of the Fund (including any Cash Collateral) are not delivered by the DTC Cut-Off-Time as described above or (2) the redemption order is not submitted in proper form, then the redemption order may be deemed to be rejected and the investor will be liable to the Trust for losses, if any, resulting therefrom. In such case, the value of the Deposit Securities and the Cash Component to be delivered will be computed on the Business Day that such order is received in good order by the Trust, i.e., the Business Day on which the Shares (including any Cash Collateral) are delivered through DTC to the Trust by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Deposit Securities, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Deposit Securities).

Redemptions of Shares for Deposit Securities will be subject to compliance with applicable federal and state securities laws, and the Trust (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Deposit Securities upon redemptions or could not do so without first registering the offering and sale of the Deposit Securities under such laws. An Authorized Participant or an investor for which it is acting that is subject to a legal restriction with respect to a particular security included in the Deposit Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the Shares’ NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Redemption Transaction Fee. To compensate the Trust for transfer and other transaction costs involved in redemption transactions, investors will be required to pay a fixed redemption transaction fee, assessed per transaction in the amount of $[___]. Redemptions of Creation Units for cash are required to pay an additional variable charge of 2% (measured as a percentage of the NAV attributable to each Creation Unit), which is inclusive of the fixed transaction fee, to compensate the Fund for brokerage and market impact expenses relating to disposing of portfolio securities.

Where Shares are redeemed for cash, the redemption transaction fee will be deducted from such redemption proceeds. From time to time and for such periods as Bluerock may deem appropriate, the Adviser, upon delegated authority from the Board, may increase, decrease or otherwise modify the transaction fee for the redemption of Shares, to an amount that, in its judgment, is necessary or appropriate to recoup for the Fund the costs it may incur as a result of such redemptions, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the Shares. The redemption transaction fee will be limited in accordance with requirements of the SEC applicable to management investment companies offering redeemable securities (currently 2% of the value of the Shares redeemed). Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may be charged a fee for such services.

Securities Settlements for Redemptions. The Trust generally intends to pay for redemptions of Creation Units on a basis of “T” (i.e., trade date) plus one business day. The Trust may pay for redemptions of Creation Units on a basis other than T plus one in order to accommodate holiday schedules, to account for treatment by U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. In addition to holidays, other unforeseeable closings in a market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period. The securities delivery cycles currently practicable for transferring foreign portfolio securities to redeeming Authorized Participants, coupled with foreign market holiday schedules, may require a delivery process longer than the standard settlement period. Pursuant to SEC rule, the Fund will be required to deliver such foreign portfolio securities in not more than 15 calendar days. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in securities delivery practices, could affect the information set forth herein at some time in the future and longer (worse) redemption periods are possible.

Pricing of Shares

The offering price of Shares is based on the Fund’s NAV per Share. The Fund determines its NAV per Share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of Shares outstanding. The Fund determines its NAV per Share as of close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each business day the NYSE is open for regular trading. If the NYSE closes early on a valuation day, the Fund shall determine NAV as of that time.

To the extent that the Fund’s investments are traded in markets that are open when the NYSE is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed. In addition, the Fund reserves the right to not determine NAV when: (i) the Fund has not received any orders to purchase, sell or exchange shares and (ii) changes in the value of the Fund’s portfolio do not affect the Fund’s NAV.

For purposes of determining the NAV of the Fund, readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as Bluerock, as valuation designee (as described below), shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the NASDAQ are valued at the NASDAQ official closing price.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Bluerock to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as Bluerock deems appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations Bluerock believes reflect most closely the value of such securities.

If market quotations are not readily available, securities are valued at fair value as determined in good faith by Bluerock, in its capacity as the Board’s valuation designee, pursuant to Rule 2a-5 under the 1940 Act. As a general matter, fair value represents the amount that the Fund could reasonably expect to receive if the Fund’s investment in the security were sold at the time of valuation, based on information reasonably available at the time the valuation is made and that Bluerock believes to be reliable. As the valuation designee, Bluerock acts under the Board’s oversight. The Board and Bluerock may enlist third party service providers, such as pricing services, broker-dealers or valuation firms, on an as-needed basis to assist in determining a security-specific fair value.

Additional Information Concerning the Trust

Description of Shares

Shares represent an interest in the Fund’s securities and other assets and in its profits or losses. Each fractional Share has the same rights, in proportion, as a full Share of the Fund. The Board may change the designation of the Fund and may increase or decrease the numbers of Shares but may not decrease the number of Shares below the number of Shares then outstanding.

Except as described below, all Shares will have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. If multiple classes of Shares are ever issued, the only differences between classes will be (a) each class may be subject to different expenses specific to that class; (b) each class will have a different identifying designation or name; and (c) each class will have exclusive voting rights with respect to matters solely affecting that class. If share classes were ever issued, the Fund does not anticipate that there would be any conflicts between the interests of holders of different classes of its Shares by virtue of those classes.

Each issued and outstanding Share is entitled to participate equally in dividends and other distributions declared by the Fund and, upon liquidation or dissolution, in the net assets of the Fund remaining after satisfaction of outstanding liabilities. Shares, when issued, are fully paid and nonassessable.

The Trust does not hold annual meetings of shareholders; however, certain significant corporate matters, such as the approval of a new investment advisory agreement or a change in a fundamental investment policy, which require shareholder approval, will be presented to shareholders at a meeting called by the Board for such purpose.

Special meetings of shareholders may be called for any purpose upon receipt by the Trust of a request in writing signed by shareholders owning Shares representing at least the percentage of the total combined votes of all Shares of the Trust issued and outstanding required by federal law, including the 1940 Act, as provided in the Agreement and Declaration of Trust (the “Declaration of Trust”) and By-laws of the Trust. There normally will be no meeting of the shareholders for the purpose of electing Trustees unless, and until such time as, the Trustees then in office call a shareholders’ meeting for that purpose. To the extent that Section 16(c) of the 1940 Act applies to the Fund, the Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders owning at least 10% of the aggregate number of votes to which shareholders of the Fund are entitled, as provided in the Declaration of Trust and By-laws of the Trust.

The Declaration of Trust provides that each shareholder, by virtue of having become a shareholder of the Trust, shall be bound by the terms of the Declaration of Trust. The Declaration of Trust provides a detailed process for the bringing of derivative actions by shareholders for claims other than U.S. federal securities law claims beyond the process otherwise required by law. This process is intended to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to the Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Trustees. The Declaration of Trust details conditions that must be met with respect to the demand. Following receipt of the demand, the Trustees must be afforded a reasonable amount of time to consider and investigate the demand. The Trustees will be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action. The Trust’s process for bringing derivative suits may be more restrictive than other investment companies. The process for derivative actions for the Trust also may make it more expensive for a shareholder to bring a suit than if the shareholder was not required to follow such a process.

The Declaration of Trust also requires that actions by shareholders against the Trust or the Fund, except for actions under the U.S. federal securities laws to the extent that any such federal securities laws, rules or regulations, do not permit the application of the Declaration of Trust provisions, be brought only in the United States District Court for the Southern District of New York or, solely with respect to matters relating to the organization or internal affairs of the Trust or as otherwise required by law, in the Court of Chancery of the State of Delaware to the extent there is subject matter jurisdiction in such court for the claims asserted or, if not, then in the Superior Court of the State of Delaware (collectively, the “Exclusive Jurisdictions”), and that the right to jury trial be irrevocably waived to the fullest extent permitted by law. Other investment companies may not be subject to similar restrictions. In addition, the designation of Exclusive Jurisdictions may make it more expensive for a shareholder to bring a suit than if the shareholder was permitted to select another jurisdiction. Also, the designation of Exclusive Jurisdictions and the waiver of jury trials limit a shareholder’s ability to litigate a claim in the jurisdiction and in a manner that may be more convenient and favorable to the shareholder. A court may choose not to enforce these provisions of the Declaration of Trust.

Voting Rights

Each shareholder of the Trust is entitled to one vote for each dollar of NAV of the Fund owned by the shareholder. Matters in which the interests of all series of the Trust are substantially identical (such as the election of Trustees) will be voted on by all shareholders without regard to the separate series. Matters that affect a particular series (such as approval of its investment advisory agreement or a change in its fundamental investment restrictions) will be voted on separately by that series, except that, as to matters affecting the interests of one particular class of a series’ shares, the affected shareholders will vote as a separate class.

Book-Entry Only System

The Depository Trust Company (“DTC”) acts as Securities Depository for the Shares. Shares are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC, which is a limited-purpose trust company. DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among DTC Participants in such securities through electronic book-entry changes in accounts of those DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC.

More specifically, DTC is a subsidiary of the Depository Trust and Clearing Corporation (“DTCC”), which is owned by its member firms, including international broker/dealers, correspondent and clearing banks, mutual fund companies and investment banks. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through a DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial Owners of shares are not entitled to have shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust, upon request and for a fee to be charged to the Trust, a listing of the Share holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately the DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning Shares through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

Tax Status

The following sections are a summary of certain additional tax considerations generally affecting the Fund and its shareholders. Unless you are invested in the Fund through a qualified retirement plan, you should consider the tax implications of investing and consult your own tax advisor.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Tax Status” section and the “Other Tax Consequences” section are based on the Internal Revenue Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

Different tax rules may apply depending on how an investment company in which the Fund invests is organized for federal income tax purposes. The Fund may invest in investment companies treated as regulated investment companies for federal income tax purposes. These rules could affect the amount, timing or character of the income distributed to shareholders of the Fund.

Unless otherwise indicated, the discussion below with respect to the Fund includes its pro rata share of the dividends and distributions paid by an investment company. In addition, unless otherwise indicated, the tax consequences described below in respect of the Fund’s investments apply to any investments made directly by the Fund and to any investments made by an investment company that is a regulated investment company.

Taxation of the Fund

The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Internal Revenue Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

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Distribution Requirement– the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).
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Income Requirement– the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

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Asset Diversification Test– the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance.

The Fund may use “equalization” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the corporate income tax rate without any deduction for dividends paid to shareholders. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Capital Loss Carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of Late Year Losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see “Taxation of Fund Distributions— Distributions of Capital Gains” below). A “qualified late year loss” includes:

(i)
any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and
(ii)
the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence.

Undistributed Capital Gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the corporate income tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Excise Tax Distribution Requirements. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year.  Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31.  Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year.  Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided.  In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Foreign Income Tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available, such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass through foreign taxes paid by the Fund to shareholders, although it reserves the right not to do so.

Other Tax Consequences

Taxation of Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year.

Distributions of Net Investment Income. The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund also may recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid. In the case of the Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid  by the Fund may be qualified dividends eligible for the corporate dividends-received deduction. See the discussion below under the heading, “Dividends-Received Deduction for Corporations.”

Distributions of Capital Gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be distributable as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be distributable as long-term capital gain. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in its shares; any excess will be treated as gain from the sale of its shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in its Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts.

Qualified dividend income for individuals. Ordinary income dividends reported as derived from qualified dividend income is taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. Qualified dividend income means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to 95% (or a greater percentage) of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Qualified REIT dividends. Under the Tax Cuts and Jobs Act “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Proposed regulations issued by the IRS, which can be relied upon currently, enable the Fund to pass through the special character of “qualified REIT dividends”. The amount of a RIC’s dividends eligible for the 20% deduction for a taxable year is limited to the excess of the RIC’s qualified REIT dividends for the taxable year over allocable expenses. A noncorporate shareholder receiving such dividends would treat them as eligible for the 20% deduction, provided the shareholder meets certain holding period requirements for its shares in the RIC (i.e., generally, RIC shares must be held by the shareholder for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend with respect to such dividend).

Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the dividends-received deduction. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Internal Revenue Code on the corporation claiming the deduction. Income derived by the Fund from investments in derivatives, fixed income and foreign securities generally is not eligible for this treatment.

Pass-Through of Foreign Tax Credits. If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to the Fund’s shareholders their pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income than it actually distributes. The shareholders will then be entitled either to deduct their share of these taxes in computing their taxable income or to claim a foreign tax credit for these taxes against their U.S. federal income tax (subject to limitations for certain shareholders). Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass through of foreign tax credits to shareholders.

U.S. Government securities.  To the extent the Fund invests in certain U.S. Government obligations, dividends paid by the Fund that are derived from interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by the Fund.  The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) securities), generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporate shareholders.

Dividends declared in December and paid in January.  Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Tax Credit Bonds. If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Internal Revenue Code. (Under the TCJA, the build America bonds, clean renewable energy bonds and certain other qualified bonds may no longer be issued after December 31, 2017.) Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

Medicare tax.  A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts.  “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income.  In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case).  This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales of exchange-listed Fund Shares

In general.  If you are a taxable investor, sales of Fund shares are taxable transactions for federal and state income tax purposes.  If you sell your Fund shares, the IRS requires you to report any gain or loss on your sale.  If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.  Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the Authorized Participant as part of the issue) and the Authorized Participant’s aggregate basis in the securities surrendered (plus any cash paid by the Authorized Participant as part of the issue). An Authorized Participant who exchanges Creation Units for securities generally will recognize a gain or loss equal to the difference between the Authorized Participant’s basis in the Creation Units (plus any cash paid by the Authorized Participant as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the Authorized Participant as part of the redemption). The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less, assuming such Creation Units are held as a capital asset.

If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Tax basis information. A shareholder’s cost basis information will be provided on the sale of any of the shareholder’s shares, subject to certain exceptions for exempt recipients. Please contact the broker (or other nominee) that holds your shares with respect to reporting of cost basis and available elections for your account.

Wash sales.  All or a portion of any loss that you realize on a sale of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares.

Sales at a loss within six months of purchase. Any loss incurred on a sale of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you on those shares.

Reportable transactions.  Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to the Fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the Fund to its shareholders. This section should be read in conjunction with the discussion above under “Additional Information on Portfolio Instruments, Strategies and Investment Policies” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In General. In general, gain or loss recognized by the Fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

PFIC investments. The Fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, the Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, the Fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Fund to make a mark-to-market election. If the Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders.

Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

Certain Fixed Income Investments. Gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the Fund held the debt obligation unless the Fund made a current inclusion election to accrue market discount into income as it accrues. If the Fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the Fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, the Fund’s investment in such securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by the Fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by the Fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of the Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by the Fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by the Fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Internal Revenue Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, the Fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid the Fund-level tax.

Certain of the Fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If the Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If the Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax- exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions. The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Fund’s ordinary income distributions to shareholders, and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital. In certain cases, the Fund may make an election to treat such gain or loss as capital.

Investments in Convertible Securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange-traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt.

Dividends received generally are eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in Securities of Uncertain Tax Character. The Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Internal Revenue Code.

Backup Withholding

By law, a withholding of tax may apply to your taxable dividends and sales proceeds unless you:

•
provide your correct social security or taxpayer identification number,
•
certify that this number is correct,
•
certify that you are not subject to backup withholding, and
•
certify that you are a U.S. person (including a U.S. resident alien).

Withholding also is imposed if the IRS requires it.  When withholding is required, the amount will be 24% of any distributions or proceeds paid.  Backup withholding is not an additional tax.  Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.  Certain payees and payments are exempt from backup withholding and information reporting.  The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements.  Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general.  The United States imposes a withholding tax at the 30% statutory rate (or at a lower rate if you are a resident of a country that has a tax treaty with the U.S.) on U.S. source dividends, including on income dividends paid to you by the Fund.  Exemptions from this U.S. withholding tax are provided for capital gain dividends paid by the Fund from its net long-term capital gains, interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends.  However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends and short-term capital gain dividends.  In general, (i) a capital gain dividend reported by the Fund to shareholders as paid from its net long-term capital gains or (ii) a short-term capital gain dividend reported by the Fund to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on the disposition of certain U.S. real property interests, are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends.  Dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax.  “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company.  On any payment date, the amount of an income dividend that is reported by the Fund to shareholders as an interest-related dividend may be more or less than the amount that is so qualified.  This is because the reporting of interest-related dividends is based on an estimate of the Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year-end.  As a consequence, the Fund may over withhold a small amount of U.S. tax from a dividend payment.  In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors.  It may not be practical in every case for the Fund to report to shareholders, and the Fund reserves the right in these cases to not report, small amounts of interest-related dividends or short-term capital gain dividends.  Additionally, the Fund’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits.  Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.  Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income effectively connected with a U.S. trade or business.  If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

U.S. estate tax.  Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.  An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies.  If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate.  The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000).  For estates with U.S. situs assets of not more than $60,000, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount may be sufficient to transfer Fund shares.

U.S. tax certification rules.  Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence.  In general, if you are a non-U.S. shareholder, you must provide a Form W-8BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty.  A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.  Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, a 30% withholding tax is imposed on the income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”). After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions, and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected).  The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them.  The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the

Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI’s country of residence), which will, in turn, report the specified information to the IRS.  An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner.  The NFFE will report the information to the Fund or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA.  An FFI or NFFE that invests in the Fund will need to provide documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding.  Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund.  The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above.  Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

Control Persons and Principal Holders of Securities

Shareholders owning more than 25% of the shares of the Fund are considered to “control” the Fund as that term is defined under the 1940 Act. Persons controlling the Fund can determine the outcome of any proposal submitted to the Shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with Bluerock. Prior to the date of this SAI, the Fund has not yet commenced operations and, therefore, no shareholder owned 5% or more of the outstanding Shares of the Fund.

Prior to the date of this SAI, the Fund had not yet commenced operations. Accordingly, as of the date of this SAI, the Trustees and Officers of the Trust as a group owned beneficially less than 1% of the Shares of the Fund.

Financial Statements

The Fund is newly organized and, therefore, did not have any investment operations prior to its most recent fiscal year end.

APPENDIX A

Debt Ratings

This Appendix includes a description of the factors underlying the debt ratings of Moody’s, S&P and Fitch. The descriptions relate to general long-term and short-term obligations of an issuer. A rating is generally assigned to a debt security at the time of issuance by a credit rating agency designated as an NRSRO by the SEC, such as Moody’s, S&P and Fitch. While NRSROs may from time to time revise such ratings, they undertake no obligation to do so, and the ratings given to instruments at issuance do not necessarily represent ratings that would be given to those instruments on a particular subsequent date.

Moody’s Ratings

Long-Term Obligations

Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be speculative, of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Absence of Rating: Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application was not received or accepted.

2. The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody’s publications.

Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Short-Term Obligations

Moody’s short-term debt ratings are opinions of the ability of issuers to honor short-term financial obligations, generally with an original maturity not exceeding thirteen months.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

US Municipal Short-Term Debt Obligations

There are three rating categories for short-term municipal obligations that are considered investment grade and are designated as Municipal Investment Grade (MIG). In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

S&P Ratings

Long-Term Obligations

AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C: Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C: An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D: An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

NR: NR indicates no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Note: The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Short-Term Obligations

A-1: A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

Municipal Short-Term Obligations

An S&P U.S. municipal note rating reflects S&P opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating.

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch Ratings

Long-Term Obligations

AAA: Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. AA ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. A ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. BBB ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. BB ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly speculative. B ratings indicate that material credit risk is present.

CCC: Substantial credit risk. CCC ratings indicate that substantial credit risk is present.

CC: Very high levels of credit risk. CC ratings indicate very high levels of credit risk.

C: Exceptionally high levels of credit risk. C indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned RD or D ratings, but are instead rated in the B to C rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA obligation rating category, or to corporate finance obligation ratings in the categories below CCC.

The subscript ’emr’ is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.

Short-Term Obligations (Corporate and Public Finance)

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

APPENDIX B

[PROXY VOTING POLICY]

B-1

BLUEROCK ETF TRUST
File Nos. 811-24196 & 333-_____

PART C
Other Information

Item 28.  Exhibits.

The following exhibits are filed herewith, except as noted:

(a)	Agreement and Declaration of Trust

	(i)	Certificate of Trust dated June 4, 2026

	(ii)	Agreement and Declaration of Trust dated June 11, 2026

(b)	By-laws

	(i)	By-Laws effective as of June 11, 2026

(c)	Instruments Defining Rights of Security Holders

	(i)	Agreement and Declaration of Trust

(a) Article III, Shares
(b) Article IV, The Board of Trustees
(c) Article V, Shareholders’ Voting Powers and Meetings
(d) Article VI, Net Asset Value, Distributions and Redemptions
(e) Article VII, Compensation and Limitation of Liability of Trustees
(f) Article VIII, Miscellaneous

	(ii)	By-Laws

(a) Article II, Shareholders
(c) Article VI, Execution of Instruments, Voting of Securities
(d) Article VIII, Amendments

	(iii)	Part B, Statement of Additional Information – Item 22

(d)	Investment Advisory Contracts

	(i)	To be filed by amendment

(e)	Underwriting Contracts

	(i)	Distribution Agreement

To be filed by amendment

(f)	Bonus or Profit Sharing Contracts

Not Applicable

(g)	Custodian Agreements

	(i)	To be filed by amendment

(h)	Other Material Contracts

	(i)	Fund Administration Agreement

To be filed by amendment

	(ii)	Fund Accounting Agreement

To be filed by amendment

	(iii)	Transfer Agent Agreement

To be filed by amendment

(i)	Legal Opinion

	(i)	Opinion and consent of counsel

To be filed by amendment

(j)	Other Opinions

	(i)	Consent of Independent Registered Public Accounting Firm

To be filed by amendment

(k)	Omitted Financial Statements

Not Applicable.

(l)	Initial Capital Agreements

	(i)	To be filed by amendment

(m)	Rule 12b-1 Plan

	(i)	To be filed by amendment

(n)	Rule 18f-3 Plan

	(i)	To be filed by amendment

(p)	Code of Ethics

	(i)	Code of Ethics

To be filed by amendment

(q)	Power of Attorney

Not Applicable.

Item 29.  Persons Controlled by or Under Common Control with the Fund

None

Item 30.  Indemnification

The Agreement and Declaration of Trust (the “Declaration”) provides that, subject to certain exceptions described below, every person who is, or has been, a Trustee or an officer or employee of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust and each series of the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.

To the extent required under the Investment Company Act of 1940, as amended (“1940 Act”), but only to such extent, no indemnification shall be provided under the Declaration to a Covered Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or (ii) in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither “Interested Persons” of the Trust, as defined under the 1940 Act, nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of the Investment Adviser

This information is included in Form ADV filed with the SEC by Bluerock ETF Advisor, LLC (Registration No. [  ]) and is incorporated by reference herein.

Item 32.  Principal Underwriters

To be completed by amendment

Item 33.  Location of Accounts and Records

To be completed by amendment

Item 34.  Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.  Undertakings

Not Applicable

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of New York and the State of New York, on the 12th day of June, 2026.

BLUEROCK ETF TRUST
(Registrant)

By:
/s/ Jordan Ruddy

Jordan Ruddy, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Jordan Ruddy
Jordan Ruddy	President and Trustee	June 12, 2026

/s/ Simon Adamiyatt
Simon Adamiyatt	Treasurer and Principal Financial Officer	June 12, 2026

B-3

EXHIBITS INDEX

The following exhibits are attached:

EXHIBIT NO.	DESCRIPTION
EX-99.(a)(i)	Certificate of Trust dated June 4, 2026
EX-99.(a)(ii)	Agreement and Declaration of Trust dated June 11, 2026
EX-99.(b)(i)	By-Laws effective as of June 11, 2026